     As filed with the United States Securities and Exchange Commission on
                               February 15, 2008


                                            1933 Act Registration No. 333-127335
                                             1940 Act Registration No. 811-21792

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---

Pre-Effective Amendment No.
                            ---                                              ---

Post-Effective Amendment No.   4                                              X
                              ---                                            ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 5                                                      X
                      ---                                                    ---


                        (Check appropriate box or boxes.)

                      AIM CORE ALLOCATION PORTFOLIO SERIES
--------------------------------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------

                              John M. Zerr, Esquire
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
Margaret Gallardo-Cortez, Esquire         Christian Szautner, Esquire
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100              1735 Market Street, 51st Floor
Houston, Texas  77046                     Philadelphia, Pennsylvania  19103-7599

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this
                                               Registration Statement

It is proposed that this filing will become effective (check appropriate box)

    immediately upon filing pursuant to paragraph (b)
---

    on (date) pursuant to paragraph (b)
---

    60 days after filing pursuant to paragraph (a)(1)
---

 X  on May 1, 2008, pursuant to paragraph (a)(1)
---

    75 days after filing pursuant to paragraph (a)(2)
---
    on (date), pursuant to paragraph (a)(2) of rule 485.
---

If appropriate, check the following box:

    this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

                                                                        SERIES C
                                                                        SERIES M

                                                                     PROSPECTUS

                                                                    May 1, 2008


Series C and Series M's investment objective is high total return, consistent with preservation of capital.

--------------------------------------------------------------------------------


THE FUNDS ARE USED EXCLUSIVELY FOR SEPARATELY MANAGED ACCOUNTS (E.G., WRAP FEE OR CERTAIN OTHER PROGRAMS) ADVISED OR SUB-ADVISED BY INVESCO AIM ADVISORS, INC. (THE ADVISOR OR INVESCO AIM) OR ITS AFFILIATES FOR WHOM INVESCO AIM OR ITS AFFILIATES HAS A CORE FIXED INCOME MANDATE. THE FUNDS ARE DESIGNED TO BE A PORTION (ALTHOUGH NOT THE WHOLE) OF A CORE FIXED INCOME PORTFOLIO. INVESCO AIM HAS ENGAGED THE SERVICES OF INVESCO INSTITUTIONAL (N.A.), INC. (THE SUB-ADVISOR OR INVESCO INSTITUTIONAL) TO PROVIDE SUB-ADVISORY SERVICES TO THE FUNDS.


This prospectus contains important information about the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SERIES C
RISK/RETURN SUMMARY                                  1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Return                                  2
Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3
Expense Example                                      3
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS           3
------------------------------------------------------
Objective and Strategies                             3
Risks                                                5
SERIES M
RISK/RETURN SUMMARY                                  7
------------------------------------------------------
PERFORMANCE INFORMATION                              7
------------------------------------------------------
Annual Total Return                                  7
Performance Table                                    8
FEE TABLE AND EXPENSE EXAMPLE                        8
------------------------------------------------------
Fee Table                                            8
Expense Example                                      9
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS           9
------------------------------------------------------
Objective and Strategies                             9
Risks                                               10
DISCLOSURE OF PORTFOLIO HOLDINGS                    12
------------------------------------------------------
FUND MANAGEMENT                                     12
------------------------------------------------------
The Advisors                                        12
Advisor Compensation                                12
Use of the Funds Within Wrap Programs               12
Portfolio Managers                                  13
MANAGING YOUR ACCOUNT                               13
------------------------------------------------------
Purchasing Shares                                   13
Redeeming Shares                                    14
FINANCIAL HIGHLIGHTS                                15
------------------------------------------------------
GENERAL INFORMATION                                 16
------------------------------------------------------
Dividends and Distributions                         16
Excessive Short-Term Trading Activity
  Disclosures                                       16
Pricing of Shares                                   17
Taxes                                               18
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                    --------
                                    SERIES C
                                    --------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The fund's investment objective is high total return, consistent with the preservation of capital.

PRIMARY INVESTMENT STRATEGIES


The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. and foreign fixed income instruments.

    The fund invests in a variety of fixed-income instruments, including but not limited to, U.S. and foreign corporate bonds, U.S. and foreign government and agency bonds, high yield securities, emerging market securities, and mortgage and asset-backed securities.
    The portfolio managers actively manage the portfolio and use a top-down and bottom-up investment selection approach. The top-down analysis takes into account general market and economic trends and their impact on the various asset classes while the bottom-up analysis involves an evaluation of securities on an individual basis.
    The fund may invest up to (i) 50% of its total assets in high yield securities, (ii) 30% of its total assets in mortgage related and other asset-backed securities, (iii) 100% of its total assets in foreign securities, and
(iv) 50% of its total assets in securities issued by entities tied economically to countries with developing securities markets.
    The fund may also invest in derivative instruments such as options, futures contracts, forward contracts and swap agreements (including credit default swaps).
    The portfolio managers may employ active currency management strategies to reduce or hedge the risk of loss due to fluctuations in currency exchange rates as well as to enhance returns.
    The fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.
    Please see "Investment Objective, Strategies and Risks" for additional information regarding the fund's investment strategies.

PRINCIPAL RISKS

Among the principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk         Reinvestment Risk                          Foreign Securities Risk             Leverage Risk
Interest Rate Risk  Mortgage and Asset-Backed Securities Risk  Developing Markets Securities Risk  Repurchase Agreement Risk
Credit Risk         U.S. Government Obligations Risk           Convertible Securities Risk         Dollar Roll Transaction
                                                                                                   Risk
High Yield Risk     Municipal Securities Risk                  Derivatives Risk
                                                                                                   Currency/Exchange Rate Risk

Market Risk         Non-Diversification Risk
Interest Rate Risk  Concentration Risk
Credit Risk         Active Trading Risk
High Yield Risk     Management Risk

    Please see "Investment Objective, Strategies and Risks" for a description of these risks.
    There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will rise and fall with the prices of the securities in which the fund invests. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                                    --------
                                    SERIES C
                                    --------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund. The bar chart does not reflect charges assessed in connection with your wrap account; if it did, the performance would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2006...................................................................    4.24%
2007...................................................................    7.84%



    The fund's year-to-date total return as of March 31, 2008 was      %.

    During the period shown in the bar chart, the highest quarterly return was 4.58% (quarter ended September 30, 2006) and the lowest quarterly return was -2.08% (quarter ended June 30, 2006).

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index. The fund is not managed to track the performance of any particular index, including the index shown below, and consequently, the performance of the fund may deviate significantly from the performance of the index shown below. The performance table shown below does not reflect charges assessed in connection with your wrap account; if it did, the performance would be lower.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------
(for the periods ended                     SINCE      INCEPTION
December 31, 2007)              1 YEAR     INCEPTION    DATE
--------------------------------------------------------------
Series C                                              12/30/05
  Return Before Taxes             7.84%      6.03%
  Return After Taxes on           5.24       3.73
     Distributions
  Return After Taxes on           5.05       3.79
     Distributions and Sale of
     Fund Shares
--------------------------------------------------------------
Lehman Brothers U.S. Aggregate    6.97       5.64     12/31/05(2)
  Bond Index(1)
--------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(1) The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.
(2) The average annual total return given is since the month-end closest to the inception date.

                                    --------
                                    SERIES C
                                    --------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


The tables and expense example reflect the fact that the net expenses of the fund are 0.00%. The fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by Invesco Aim or its affiliates. Clients pay a wrap fee or similar fee to participate in such programs.


FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------
(fees paid directly from
your investment)
------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                           None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption
proceeds, whichever is less)                                  None
------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------
(expenses that are deducted from fund assets)
------------------------------------------------------------------
Management Fees(1)                                            0.23%

Distribution and/or Service (12b-1) Fees                      None

Other Expenses                                                0.00

Acquired Fund Fees and Expenses(2)                            0.01

Total Annual Fund Operating Expenses                          0.24

Fee Waiver/Expense Reimbursement(3)                           0.23

Net Annual Fund Operating Expenses                            0.01
------------------------------------------------------------------



(1) This amount reflects the portion of the wrap fee attributable to the management of the fund (not the management of the wrap fee account). This amount also includes operating expenses of the fund that are paid by Invesco Aim or its affiliates.


(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed below, in Note 3, may exceed the expense limit. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund.


(3) Invesco Aim has agreed irrevocably to waive all fees and pay all operating expenses, except for (i) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to AIM Core Allocation Portfolio Series (the Trust) or the fund in connection with securities transactions to which the Trust or the fund is a party or in connection with securities owned by the Trust or the fund; (ii) costs, including interest expense, of borrowing money; and (ii i) extraordinary items such as litigation costs authorized by the Board of Trustees.


EXPENSE EXAMPLE


This expense example is intended to help you compare the costs of investing in the funds with the costs of investing in other mutual funds.


    The expense example assumes you:


    (i) invest $10,000 in the fund for the time periods indicated;


    (ii) redeem all of your shares at the end of the periods indicated;


    (iii) earn a 5% return on your investment before operating expenses each year; and


    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).



                                1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------
Series C                           $1         $3         $6        $13
-------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVE AND STRATEGIES

The fund's investment objective is high total return, consistent with the preservation of capital.
    The investment objective may be changed by the Board of Trustees without shareholder approval.

                                    --------
                                    SERIES C
                                    --------


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. and foreign fixed-income instruments. The principal types of securities purchased by the fund include:


- Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, inflation indexed bonds issued by corporations and corporate commercial paper;

- Obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities;

- Obligations of non-U.S. governments and their subdivisions, agencies and government sponsored enterprises;

- Obligations of international agencies or supranational entities, such as the World Bank;

- Debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

- Mortgage-related and other asset-backed securities;

- Repurchase agreements and reverse repurchase agreements; and

- Bank certificates of deposit, fixed time deposits and bankers' acceptances. The portfolio managers may also actively invest in currencies other than the
U.S. dollar.
    The fund may also invest in derivative instruments such as options, futures contracts, forward contracts and swap agreements (including credit default swaps).
    The fund may also utilize other strategies, such as mortgage rolls and dollar rolls which have the effect of leveraging the fund's portfolio.
    Up to 50% of the fund's total assets may be invested in high yield securities that are determined to be below investment grade quality because they are rated BB or lower by Standard & Poor's Rating Services (S&P) or Moody's Investors Services, Inc.(Moody's), or if unrated, determined by the portfolio managers to be of comparable quality. High yield debt securities are commonly known as "junk bonds." The fund will limit its investments in high yield securities to those rated B or higher by S&P or Moody's, or if unrated, determined by the portfolio managers to be of comparable quality.
    The fund may invest up to 30% of its total assets in mortgage related and other asset-backed securities.
    The fund may invest up to 100% of its total assets in foreign securities. The fund may invest up to 50% of its total assets in securities of issuers that are tied economically to countries with developing securities markets. The sub-advisor will actively underweight and overweight various countries and regions based on perceived relative opportunity and risk.
    The fund invests in debt securities of any maturity. The fund's average duration varies depending upon the portfolio managers' view on interest rates.
    The fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. However, because the fund intends to qualify as a "regulated investment company" under the Internal Revenue Service Code, the fund must satisfy an asset diversification test applicable to regulated investment companies. This asset diversification test is described in the fund's Statement of Additional Information. The fund's top ten holdings typically comprise not more than 50% of the fund's total assets.
    The portfolio managers may employ active currency management strategies to reduce or hedge the risk of loss due to fluctuations in currency exchange rates as well as to enhance returns. However, there is no guarantee that these strategies including the use of U.S. and non-U.S. government and interest rate futures, and currency futures and forward currency contracts will be successful.
    The fund's investments in the type of securities described in this prospectus varies from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund, the portfolio managers use both a "top-down" approach and a "bottom-up" approach. The top-down analysis takes into account general market and economic trends and their impact on the various asset classes while the bottom-up analysis involves an evaluation of securities on an individual basis. The portfolio managers use these analyses to: (1) make macro level investment decisions, (2) select securities believed to provide greater relative value compared to the broad universe of fixed income instruments within each sector, and (3) actively manage credit risk and portfolio duration (its sensitivity to interest rate changes). The portfolio managers seek to own securities that they believe are attractively valued relative to the rest of the market.
    The portfolio managers will consider selling a security if, among other things: (1) it is determined to have reached its valuation target; (2) an investment determined to be more attractive has become available; (3) the portfolio managers want to reduce the fund's exposure to a particular sector; and (4) the portfolio managers have concluded that the security's fundamentals have changed.
    The fund typically maintains a portion of its assets in cash, cash equivalents, high quality debt instruments, and/or money market funds advised by the fund's advisor. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in such instruments may either assist or hinder the fund's relative performance and its ability to achieve its investment objective. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. In order to respond to adverse market, economic or other conditions, the fund may assume a temporary defensive position and invest a relatively larger percentage of the fund's portfolio assets in cash, cash equivalents or high quality debt instruments.
    The fund engages in active and frequent trading of portfolio securities to achieve its investment objective.

                                    --------
                                    SERIES C
                                    --------

RISKS
The principal risks of investing in the fund are:
    Market Risk--The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    High Yield Risk--High yield risk is a form of credit risk. Securities that are below investment grade are regarded as having predominately speculative characteristics with respect to the capacity to pay interest and repay principal. Lower rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of lower-rated securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, the fund may incur additional expenses to seek recovery.
    The secondary markets in which lower-rated securities are traded may be less liquid then the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of the fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.
    Reinvestment Risk--Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below the interest rate of the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be invested at a lower interest rate.
    Mortgage and Asset-Backed Securities Risk--These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of investment, payment of interest, and repayment of principal on municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, changes in tax codes, Internal Revenue Service
(IRS) rulings, and the economies of the issuer's geographic location.
    Foreign Securities Risk--Foreign securities have additional risks, including fluctuations in the value of the U.S. dollar relative to the values of other currencies, and may have low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
    Developing Markets Securities Risk--The factors described above for "Foreign Securities Risk" may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries (i.e., those that are in the initial stages of their industrial cycle) have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

                                    --------
                                    SERIES C
                                    --------

    Convertible Securities Risk--The values of convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to the fund.
    Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

    Leverage Risk--If the fund borrows money to finance investments, it is engaging in a practice known as "leveraging." Leveraging may result from ordinary borrowings, or may be inherent in the structure of certain fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increases in the prices of those investments, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell investments at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur. There can be no assurance that the fund will use leverage or should the fund use leverage, that the fund's leverage strategy will be successful.

    Repurchase Agreement Risk--If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Dollar Roll Transaction Risk--In a dollar roll transaction, the fund sells a mortgage-backed security held by the fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. Dollar roll transactions involve the risk that the market value of the securities retained by the fund may decline below the price of the securities that the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund's obligation to repurchase the securities.
    Currency/Exchange Rate Risk--The fund may buy and sell currency other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
    Non-Diversification Risk--Because it is non-diversified, the fund may invest in fewer issuers than if it were diversified. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.
    Concentration Risk--Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.
    Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                                    --------
                                    SERIES M
                                    --------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The fund's investment objective is high total return, consistent with the preservation of capital.

PRIMARY INVESTMENT STRATEGIES


The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income instruments, including but not limited to, mortgage and asset-backed securities, and U.S. government and agency bonds.

    The portfolio managers actively manage the portfolio and use a top-down and bottom-up investment selection approach. The top-down analysis takes into account general market and economic trends and their impact on the various asset classes while the bottom-up analysis involves an evaluation of securities on an individual basis.
    Up to 50% of the fund's total assets may be invested in high yield securities.
    The fund may also invest in derivative instruments such as options, futures contracts, forward contracts and swap agreements (including credit default swaps).
    The fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.
    Please see "Investment Objective, Strategies and Risks" for additional information regarding the fund's investment strategies.

PRINCIPAL RISKS

Among the principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk                      Reinvestment Risk                          Derivatives Risk              Non-Diversification Risk
Interest Rate Risk               Mortgage and Asset-Backed Securities Risk  Leverage Risk                 Concentration Risk
Credit Risk                      U.S. Government Obligations Risk           Repurchase Agreement Risk     Management Risk
High Yield Risk                  Municipal Securities Risk                  Dollar Roll Transaction Risk

    Please see "Investment Objective, Strategies and Risks" for a description of these risks.
    There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will rise and fall with the prices of the securities in which the fund invests. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund. The bar chart does not reflect charges assessed in connection with your wrap account; if it did, the performance would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2006                                                                       3.79%
2007                                                                       5.27%



    The fund's year-to-date total return as of March 31, 2008 was      %.

                                    --------
                                    SERIES M
                                    --------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


    During the period shown in the bar chart, the highest quarterly return was 4.22% (quarter ended September 30, 2006) and the lowest quarterly return was -1.27% (quarter ended June 30, 2007).


PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index. The fund is not managed to track the performance of any particular index, including the index shown below, and consequently, the performance of the fund may deviate significantly from the performance of the index shown below. The performance table shown below does not reflect charges assessed in connection with your wrap account; if it did, the performance would be lower.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------
(for the periods ended                      SINCE         INCEPTION
December 31, 2007)              1 YEAR     INCEPTION        DATE
-------------------------------------------------------------------
Series M                                                  12/30/05
  Return Before Taxes             5.27%        4.53%
  Return After Taxes on
     Distributions                3.43         2.69
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  3.39         2.78
-------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(1)                   6.97         5.64       12/31/05(2)
-------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(1) The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.
(2) The average annual total return given is since the month-end closest to the inception date.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


The tables and expense example reflect the fact that the net expenses of the fund are 0.00%. The fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by Invesco Aim or its affiliates. Clients pay a wrap fee or similar fee to participate in such programs.


FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------
(fees paid directly from your
investment)
---------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)    None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)           None
---------------------------------------------

                                    --------
                                    SERIES M
                                    --------


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------
(expenses that are deducted from fund
assets)
--------------------------------------------------
Management Fees(1)                          0.23%

Distribution and/or Service (12b-1) Fees    None

Other Expenses                              0.00

Acquired Fund Fees and Expenses(2)          0.01

Total Annual Fund Operating Expenses        0.24

Fee Waiver/Expense Reimbursement(3)         0.23

Net Annual Fund Operating Expenses          0.01
--------------------------------------------------



(1) This amount reflects the portion of the wrap fee attributable to the management of the fund (not the management of the wrap fee account). This amount also includes operating expenses of the fund that are paid by Invesco Aim or its affiliates.


(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed below, in Note 3, may exceed the expense limit. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund.


(3) Invesco Aim has agreed irrevocably to waive all fees and pay all operating expenses, except for (i) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to the Trust or the fund in connection with securities transactions to which the Trust or the fund is a party or in connection with securities owned by the Trust or the fund; (ii) costs, including interest expense, of borrowing money; and (iii) extraordinary items such as litigation costs authorized by the Board of Trustees.


EXPENSE EXAMPLE


This expense example is intended to help you compare the costs of investing in the funds with the costs of investing in other mutual funds.


    The expense example assumes you:


    (i) invest $10,000 in the fund for the time periods indicated;


    (ii) redeem all of your shares at the end of the periods indicated;


    (iii) earn a 5% return on your investment before operating expenses each year; and


    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).



                                1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------
Series M                           $1         $3         $6        $13
-------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVE AND STRATEGIES

The fund's investment objective is high total return, consistent with the preservation of capital.
    The investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed-income instruments such as mortgage-backed and other assets-backed securities. The principal types of securities purchased by the fund include:


- Mortgage pass-through securities and corporate commercial paper;

- Collateralized mortgage obligations;

- Commercial mortgage-backed securities;

- Stripped mortgage-backed securities;

- Asset-backed securities;

- Debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

- Repurchase agreements and reverse repurchase agreements;

- Bank certificates of deposit, fixed time deposits and bankers' acceptances;
  and

- Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    The fund may also invest in derivative instruments such as options, futures contracts, forward contracts and swap agreements (including credit default swaps).
    The fund may also utilize other strategies, such as mortgage rolls and dollar rolls which have the effect of leveraging the fund's portfolio.
    Up to 50% of the fund's total assets may be invested in high yield securities that are determined to be below investment grade quality because they are rated BB or lower by Standard & Poor's Rating Services (S&P) or Moody's Investors Services, Inc.(Moody's), or if unrated, determined by the portfolio

                                    --------
                                    SERIES M
                                    --------

managers to be of comparable quality. High yield debt securities are commonly known as "junk bonds." The fund will limit its investments in high yield securities to those rated B or higher by S&P or Moody's, or if unrated, determined by the portfolio managers to be of comparable quality.
    The fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. However, because the fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, the fund must satisfy an asset diversification test applicable to regulated investment companies. This asset diversification test is described in the fund's Statement of Additional Information. The fund's top ten holdings typically comprise not more than 50% of the fund's total assets.
    The fund's investments in the type of securities described in this prospectus varies from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund, the portfolio managers use both a "top-down" approach and a "bottom-up" approach. The top-down analysis takes into account general market and economic trends and their impact on the various asset classes while the bottom-up analysis involves an evaluation of securities on an individual basis. The portfolio managers use these analyses to: (1) make macro level investment decisions, (2) select securities believed to provide greater relative value compared to the broad universe of fixed income instruments within each sector, and (3) actively manage credit risk and portfolio duration (its sensitivity to interest rate changes). The portfolio managers seek to own securities that they believe are attractively valued relative to the rest of the market.
    The fund invests in debt securities of any maturity. The fund's average duration varies depending upon the portfolio managers' view on interest rates.
    The portfolio managers will consider selling a security if, among other things: (1) it is determined to have reached its valuation target; (2) an investment determined to be more attractive has become available; (3) the portfolio managers want to reduce the fund's exposure to a particular sector; and (4) the portfolio managers have concluded that the security's fundamentals have changed.
    The fund typically maintains a portion of its assets in cash, cash equivalents, high quality debt instruments, and/or money market funds advised by the fund's advisor. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in such instruments may either assist or hinder the fund's relative performance and its ability to achieve its investment objective. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. In order to respond to adverse market, economic or other conditions, the fund may assume a temporary defensive position and invest a relatively larger percentage of the fund's portfolio assets in cash, cash equivalents or high quality debt instruments.

RISKS

The principal risks of investing in the fund are:
    Market Risk--The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    High Yield Risk--High yield risk is a form of credit risk. Securities that are below investment grade are regarded as having predominately speculative characteristics with respect to the capacity to pay interest and repay principal. Lower rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of lower-rated securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, the fund may incur additional expenses to seek recovery.
    The secondary markets in which lower-rated securities are traded may be less liquid then the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of the fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.
    Reinvestment Risk--Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below the interest rate of the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be invested at a lower interest rate.

                                    --------
                                    SERIES M
                                    --------

    Mortgage and Asset-Backed Securities Risk--These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, the fund may need to reinvest these early payments at lower interest rates, thereby reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.
    One type of stripped mortgage-backed securities has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the fund's yield to maturity from these securities.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of investment, payment of interest, and repayment of principal on municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, changes in tax codes, IRS rulings, and the economies of the issuer's geographic location.
    Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

    Leverage Risk--If the fund borrows money to finance investments, it is engaging in a practice known as "leveraging." Leveraging may result from ordinary borrowings, or may be inherent in the structure of certain fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increases in the prices of those investments, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell investments at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur. There can be no assurance that the fund will use leverage or should the fund use leverage, that the fund's leverage strategy will be successful.

    Repurchase Agreement Risk--If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Dollar Roll Transaction Risk--In a dollar roll transaction, the fund sells a mortgage-backed security held by the fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. Dollar roll transactions involve the risk that the market value of the securities retained by the fund may decline below the price of the securities that the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund's obligation to repurchase the securities.
    Non-Diversification Risk--Because it is non-diversified, the fund may invest in fewer issuers than if it were diversified. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.
    Concentration Risk--Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                              -------------------
                              SERIES C - SERIES M
                              -------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of each fund's first and third fiscal quarter-ends. Due to the fact that you cannot purchase shares of the funds directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the funds' portfolio holdings as of each calendar quarter-end are made available to broker-dealers and other financial services firms that sponsor separately managed accounts that may invest in Invesco Aim-managed products.

    A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio holdings is available in the funds' Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS


    Invesco Aim serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the funds, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    The West Virginia Office of the State Auditor -- Securities Commission has issued a summary cease and desist order to Invesco Aim and Invesco Aim Distributors, Inc. (Invesco Aim Distributors) concluding that Invesco Aim and Invesco Aim Distributors violated the West Virginia securities laws by failing to disclose in the prospectuses for the Invesco Aim funds that they had entered into certain arrangements permitting market timing of such funds. You can find more detailed information concerning the above matter, including a summary of the remedies sought, in the funds' Statement of Additional Information.


ADVISOR COMPENSATION

The funds do not pay fees for advisory or administrative services.

    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis of the Board of Trustees approval of the investment management agreement and sub-advisory agreement of the funds is available in the funds' most recent report to shareholders for the twelve-month period ended August 31st.


USE OF THE FUNDS WITHIN WRAP PROGRAMS


The funds have been created to be offered and sold to clients of wrap account program sponsors that hire Invesco Aim, a subsidiary or an affiliate (collectively for this discussion, Invesco Aim) as an adviser under their wrap programs. Invesco Aim's objective is to replicate for its wrap program sponsors a fixed-income investment product based upon the Full Discretion Core product of the Louisville Office of Invesco Institutional. The product consists of both (1) individual securities that can be held efficiently in the individual separately managed accounts that Invesco Aim

                              -------------------
                              SERIES C - SERIES M
                              -------------------

manages for wrap program clients and (2) shares of the funds. The funds are designed to purchase additional securities called for by the Full Discretion Core product that cannot be held efficiently in such separately managed accounts, but can be held effectively in a pooled vehicle, such as a mutual fund.
    The overall product structure, which is complicated, includes the following elements:


- The wrap program sponsor contracts with Invesco Aim to provide investment management and other services for its clients, including this Full Discretion Core product.



- Invesco Aim retains Invesco Institutional to manage the separately managed accounts. Invesco Institutional then selects the individual securities and shares of the funds to be purchased for each such account.



- Invesco Aim provides the funds with administrative services.



- The funds retain Invesco Aim to manage the funds as their investment advisor and pay Invesco Aim a management fee which fee Invesco Aim agrees irrevocably to waive.



- Invesco Aim retains Invesco Institutional to sub-advise the funds.



    In a wrap program, the wrap program sponsor's client typically pays the program sponsor a single unitary fee. The fee typically is structured as an "all in" fee, in that it is intended to cover virtually all services (including investment advice, custody, brokerage, etc.). The wrap program sponsor, in turn, pays Invesco Aim a single fee to cover all services Invesco Aim and its affiliates provide. To this end as stated above, although the fund is structured to have a management fee, Invesco Aim will waive all fees and reimburse all operating expenses of the fund so that the fund's operating expense ratio will be reduced to zero. Under the agreements described above, Invesco Aim and Invesco Institutional will be paid for their services out of the single fee Invesco Aim collects from the wrap program sponsor.


PORTFOLIO MANAGERS

Investment decisions for each fund are made by investment management teams at Invesco Institutional. The following individuals are jointly and primarily responsible for the day-to-day management of each fund's portfolio:


- Jennifer L. Gilmore, Portfolio Manager, Invesco Institutional's Worldwide Fixed Income Group, who has been responsible for the funds since 2007 and has been associated with Invesco Institutional and/or its affiliates since 1999.



- Brian P. Norris, Portfolio Manager, Invesco Institutional's Worldwide Fixed Income Group, who has been responsible for the funds since 2007 and has been associated with Invesco Institutional and/or its affiliates since 2001.


    The funds' Statement of Additional Information provides additional information about the portfolio managers' investments in the funds, a description of their compensation structure, and information regarding other accounts they manage.

MANAGING YOUR ACCOUNT
--------------------------------------------------------------------------------

PURCHASING SHARES

ELIGIBLE INVESTORS


    The funds are used exclusively as investments for separately managed accounts (e.g., wrap fee or certain other programs) advised or sub-advised by Invesco Aim, Invesco Institutional or its affiliates for whom Invesco Aim, Invesco Institutional or its affiliates has entered into an agreement with the wrap program sponsor (this is typically a registered investment advisor or broker-dealer) to serve as advisor or sub-advisor (Wrap Advisor).


MINIMUM INVESTMENTS

    The funds do not require any minimum or maximum initial investment amounts. However, each Wrap Advisor will have their own minimum or maximum investment requirements.

SALES CHARGES

    Shares of the funds have no sales charges and do not pay ongoing Rule 12b-1 distribution or service fees.

HOW TO PURCHASE SHARES

    Shares of the funds may be purchased only at the direction of the Wrap Advisor for such managed accounts. Purchase orders on behalf of wrap program clients must be submitted to the funds' transfer agent. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
    In accordance with the USA PATRIOT Act, if a wrap program client fails to provide all the required information requested in the current account application, the Wrap Advisor will not be able to process any purchase orders on behalf of that client. Additionally, federal law requires the fund to verify and record identifying information.

                              -------------------
                              SERIES C - SERIES M
                              -------------------

    Purchases of a fund's shares will normally be permitted only in full shares, but may be permitted in fractional shares under certain circumstances. Certificates for shares will not be issued. Each fund reserves the right, in its sole discretion, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in its judgment, such suspension or rejection is in the best interests of such fund and its shareholders.

REDEEMING SHARES

HOW TO REDEEM SHARES

    Shares of the fund may be redeemed only at the direction of the Wrap Advisor. The funds intend to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor (as described above) and each wrap program client on whose behalf the Wrap Advisor has purchased fund shares agrees to any such redemption. Best efforts will be made to provide the applicable wrap program sponsor with advance notice of any such redemption on behalf of the client.

TIMING AND METHOD OF PAYMENT


    We normally will send out payments within one business day, and in any event no more than seven days, after we accept a redemption request from the Wrap Advisor. Redemption proceeds may also be sent by wire transfer.


REDEMPTIONS IN KIND

    Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

                              -------------------
                              SERIES C - SERIES M
                              -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The financial highlights table is intended to help you understand the funds' financial performance. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).
    The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

                                                                         SERIES C
                                                              ------------------------------
                                                                               DECEMBER 30,
                                                                                   2005
                                                                               (COMMENCEMENT
                                                              YEAR ENDED         DATE) TO
                                                              AUGUST 31,        AUGUST 31,
                                                                 2007              2006
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.72            $ 10.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.57               0.37
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.12              (0.37)
--------------------------------------------------------------------------------------------
  Net gain from investment error                                    --               0.05
============================================================================================
    Total from investment operations                              0.69               0.05
============================================================================================
Less dividends from net investment income                        (0.56)             (0.33)
============================================================================================
Net asset value, end of period                                 $  9.85            $  9.72
____________________________________________________________________________________________
============================================================================================
Total return(a)                                                   7.25%              0.58%(b)
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $11,152            $14,722
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.00%(c)           0.00%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers                                             0.23%(c)           0.23%(d)
============================================================================================
Ratio of net investment income to average net assets              5.78%(c)           5.89%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                         420%               482%
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a wrap product, which if included would reduce total returns.
(b) Total return includes net gain from investment error. Total return excluding net gain from investment error was 0.07%.
(c) Ratios are based on average daily net assets of $13,414,113.
(d) Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                              -------------------
                              SERIES C - SERIES M
                              -------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         SERIES M
                                                              ------------------------------
                                                                               DECEMBER 30,
                                                                                   2005
                                                                               (COMMENCEMENT
                                                              YEAR ENDED         DATE) TO
                                                              AUGUST 31,        AUGUST 31,
                                                                 2007              2006
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.86            $ 10.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.53               0.35
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.11)             (0.18)
============================================================================================
    Total from investment operations                              0.42               0.17
============================================================================================
Less dividends from net investment income                        (0.52)             (0.31)
============================================================================================
Net asset value, end of period                                 $  9.76            $  9.86
____________________________________________________________________________________________
============================================================================================
Total return(a)                                                   4.30%              1.77%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $11,104            $15,004
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.00%(b)           0.00%(c)
--------------------------------------------------------------------------------------------
  Without fee waivers                                             0.23%(b)           0.23%(c)
============================================================================================
Ratio of net investment income to average net assets              5.36%(b)           5.62%(c)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(d)                                          46%               295%
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a wrap product, which if included would reduce total returns.
(b) Ratios are based on average daily net assets of $13,448,533.
(c) Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

GENERAL INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

So long as each fund continues to qualify to be taxed as a regulated investment company, it generally will pay no federal income tax on the income and gains it distributes. The amount of any distribution will vary, and there is no guarantee a fund will pay either an income dividend or a capital gain distribution.
    Series C generally declares and pays dividends, if any, monthly. Series M generally declares dividends daily and pays dividends, if any, monthly. The funds generally distribute long-term and short-term capital gains, if any, annually.
    Each fund's dividends and capital gains distributions will be paid only in cash. Dividends and capital gains distributions will not be reinvested in additional fund shares. If you invest in a fund shortly before the ex-dividend date of a distribution, the distribution will lower the value of the fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is known as "buying a dividend."

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The funds' Board of Trustees has not adopted any policies and procedures that would limit frequent purchases and redemptions of the funds' shares. The Board of Trustees does not believe that it is appropriate to adopt any such policies and procedures because the funds are used only as components of "wrap" accounts that also invest in individual securities and other investments and as a result, fund shares may be purchased or redeemed at the direction of the Wrap Advisor on a frequent basis for rebalancing purposes.
    The Board of Trustees considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above and the fact that the funds are managed in a manner that is consistent with their role in "wrap" accounts.
    Each fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

                              -------------------
                              SERIES C - SERIES M
                              -------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

    The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. Dollars based on the prevailing exchange rates on that day. Each fund determines the net asset value of its shares on each day the New York Stock Exchange (NYSE) is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco Aim determines that the closing price of the security is unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    Invesco Aim may use indications of fair value from pricing services approved by the Board of Trustees. In other circumstances, the Invesco Aim valuation committee may fair value securities in good faith using procedures approved by the Board of Trustees. As a means of evaluating its fair value process, Invesco Aim routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board of Trustees.

    Specific types of securities are valued as follows:

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Invesco Aim valuation committee may fair value the security using procedures approved by the Board of Trustees.


    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco Aim determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco Aim also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco Aim believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco Aim will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. The funds value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

                              -------------------
                              SERIES C - SERIES M
                              -------------------

TIMING OF ORDERS

    Shares can be purchased or redeemed on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. Purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.
    The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, if you are a taxable investor, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains, if any, are taxable to you as long-term capital gains no matter how long you have owned your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.
    If you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the redemption of your shares. A fund also must withhold if the IRS instructs it to do so. When backup withholding is required, the amount will be 28% of any distributions or proceeds paid.
    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Fund distributions and gains from the redemption of your fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.
    The preceding discussion concerning the taxability of fund dividends and distributions and of redemptions of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs.

    You should be aware that different wrap program sponsors charge their own clients differing wrap fees based, among other things, on the services being provided by the sponsor. Similarly, Invesco Aim may negotiate differing payment rates for the fixed-income investment product and ancillary services being provided by Invesco Aim to different program sponsors. This structure raises the question of whether the IRS or a court might attribute these differing payment rates to the funds in light of the fact that, although the funds are structured to have a management fee, Invesco Aim has agreed irrevocably to waive all fees and pay all operating expenses, except extraordinary expenses, for each fund. Such a position, if asserted, could raise issues of whether the structure produces preferential dividends and, in turn, whether the funds qualify to be taxed as regulated investment companies. Failure to so qualify would cause all of a fund's taxable income (including its net capital gain) to be subject to federal corporate tax at regular rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of a fund's current and accumulated earnings and profits.

    The funds believe that so long as the funds are offered solely through so-called "bundled" wrap programs (where the client contracts with the program sponsor for all services) these concerns should not arise. The funds have obtained an opinion from special tax counsel, based on certain assumptions and representations, that the funds' fee arrangement should not prevent the dividends paid by the funds from qualifying for the dividends-paid deduction. You should be aware, however, that there is no authority on point, and that such an opinion of counsel is not binding on the IRS. If the IRS or a court were to take a contrary position, the funds' fee arrangement could cause the dividends paid by the funds not to qualify for the dividends-paid deduction because they were considered preferential dividends. In that case, the funds would each fail to qualify as a regulated investment company.
    Please see the Statement of Additional Information for more information regarding this issue as well as the consequences to the funds if they did not qualify as regulated investment companies.

    Invesco Aim's business plan also seeks to provide for the funds to be offered through un-bundled wrap programs (where the client also contracts separately with Invesco Aim) and directly to clients outside of wrap programs. The funds' current intent is that the funds will be offered through such other arrangements only if and after the funds have obtained a favorable private letter ruling from the IRS with respect to the preferential dividend and regulated investment company issues described above or the IRS publishes general guidance to the same effect.


YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT THE FEDERAL, STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES OF YOUR INVESTMENT IN A FUND.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semi-annual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to wrap advisors issuing separately managed accounts that invest in the funds.

If you have questions about your fund or your account or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact the Wrap Advisor that holds your account, or you may contact us


BY MAIL:            Invesco Aim Private Asset Management, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
BY TELEPHONE:       (800) 349-0953


Because you cannot purchase shares of these funds directly, these documents have not been made available on our website.

You can also review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
----------------------------------------
   Series C
   Series M
   SEC 1940 Act file number: 811-21792
----------------------------------------

invescoaim.com     PAMCAPS-PRO-1

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                      AIM CORE ALLOCATION PORTFOLIO SERIES
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173

                                   ----------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO SERIES C AND SERIES M (EACH A "FUND," COLLECTIVELY THE "FUNDS"), EACH OF WHICH IS A SERIES OF AIM CORE ALLOCATION PORTFOLIO SERIES. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE FUNDS. PORTIONS OF EACH FUND'S FINANCIAL STATEMENTS ARE INCORPORATED INTO THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO THE FUNDS' MOST RECENT ANNUAL REPORT TO SHAREHOLDERS. YOU MAY OBTAIN A COPY, WITHOUT CHARGE, OF THE PROSPECTUS AND/OR ANNUAL REPORT BY WRITING TO:


                   INVESCO AIM PRIVATE ASSET MANAGEMENT, INC.

                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173


                          OR BY CALLING (800) 349-0953

                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2008, RELATES TO THE SHARES OF THE FUNDS IN THE FOLLOWING PROSPECTUS:



  FUND        DATED
  ----     -----------
SERIES C   MAY 1, 2008
SERIES M   MAY 1, 2008

                      AIM CORE ALLOCATION PORTFOLIO SERIES
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION ABOUT THE TRUST .....................................      1
   Fund History .........................................................      1
   Shares of Beneficial Interest ........................................      1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS ................      2
   Classification .......................................................      2
   Investment Strategies and Risks ......................................      2
      Equity Investments ................................................      3
      Foreign Investments ...............................................      3
      Debt Investments ..................................................      5
      Other Investments .................................................     12
      Investment Techniques .............................................     15
      Derivatives .......................................................     22
      Additional Securities or Investment Techniques ....................     28
   Fund Policies ........................................................     28
   Temporary Defensive Positions ........................................     30
   Portfolio Turnover ...................................................     30
   Policies and Procedures for Disclosure of Fund Holdings ..............     30

MANAGEMENT OF THE TRUST .................................................     33
   Board of Trustees ....................................................     33
   Management Information ...............................................     33
      Trustee Ownership of Fund Shares ..................................     36
   Compensation .........................................................     36
      Retirement Plan For Trustees ......................................     37
      Deferred Compensation Agreements ..................................     37
   Codes of Ethics ......................................................     37
   [Proxy Voting Policies ...............................................     38

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .....................     38

INVESTMENT ADVISORY AND OTHER SERVICES ..................................     38
   Investment Advisor ...................................................     38
   Investment Sub-Advisors ..............................................     39
   Portfolio Managers ...................................................     40
   Securities Lending Arrangements ......................................     40
   Service Agreements ...................................................     41
   Other Service Providers ..............................................     41

BROKERAGE ALLOCATION AND OTHER PRACTICES ................................     42
   Brokerage Transactions ...............................................     42
   Commissions ..........................................................     42
   Broker Selection .....................................................     43
   Directed Brokerage (Research Services) ...............................     46
   Regular Brokers ......................................................     46
   Allocation of Portfolio Transactions .................................     46

PURCHASE, REDEMPTION AND PRICING OF SHARES ..............................     46
   Purchases ............................................................     46

   Redemptions ..........................................................     46
   Offering Price .......................................................     47
   Redemptions In Kind ..................................................     48
   Backup Withholding ...................................................     49
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS ................................     50
   Dividends and Distributions ..........................................     50
   Tax Matters ..........................................................     50
DISTRIBUTION OF SECURITIES ..............................................     57
   Distributor ..........................................................     57
FINANCIAL STATEMENTS ....................................................     58
PENDING LITIGATION ......................................................     58
APPENDICES:
RATINGS OF DEBT SECURITIES ..............................................    A-1
PERSONS TO WHOM INVESCO AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS
ON AN ONGOING BASIS .....................................................    B-1
TRUSTEES AND OFFICERS ...................................................    C-1
TRUSTEE COMPENSATION TABLE ..............................................    D-1
PROXY POLICIES AND PROCEDURES ...........................................    E-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .....................    F-1
MANAGEMENT FEES .........................................................    G-1
PORTFOLIO MANAGERS ......................................................    H-1
BROKERAGE COMMISSIONS ...................................................    I-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
   REGULAR BROKERS OR DEALERS ...........................................    J-1

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

     AIM Core Allocation Portfolio Series (the "Trust") was organized as a Delaware statutory trust under Delaware law on June 27, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of two separate portfolios: Series C and Series M (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005 (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


     The Funds are used exclusively for separately managed accounts (e.g., wrap fee or certain other programs) advised or sub-advised by Invesco Aim Advisors, Inc. ("Invesco Aim") or its affiliates for whom Invesco Aim or its affiliates has entered into an agreement with the wrap program sponsor (this is typically a registered investment advisor or broker-dealer) to serve as advisor or sub-advisor ("Wrap Advisor"). The Funds are designed to be a portion (although not the whole) of a core fixed income investment portfolio for these clients. Each Fund's assets alone may not necessarily represent a core fixed income investment portfolio. Invesco Aim has engaged the services of Invesco Institutional (N.A.), Inc. ("Invesco Institutional" or the "Sub-Advisor") to provide sub-advisory services to the Funds.


SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder (who must contact the Wrap Advisor) or at the option of the Trust in certain circumstances.

     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

     Each Fund's shares represent an interest in the same portfolio of investments. Upon any liquidation of the Trust, shareholders of each Fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution after satisfaction of outstanding liabilities of the Fund.

     Each share of a Fund has the same voting, dividend, liquidation and other rights.


     Shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. On matters affecting an individual Fund, a separate vote of shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but that requires a separate vote of another Fund. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Aim. When issued, shares of each Fund are fully paid and nonassessable, have no conversion, preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.


     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.



     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.


     SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. Each of the Funds is "non-diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS


     Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco Aim and/or the Sub-Advisors (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in the Funds' Prospectus; where a particular type of security or investment technique is not discussed in the Funds' Prospectus, that security or investment technique is not a principal investment strategy.


     Not all of the Funds invest in all of the types of securities or use all of the investment techniques described below, and a Fund may not invest in all of these types of securities or use all of these techniques at any one time. A Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in the Funds' Prospectus and/or this Statement of Additional Information, as well as the federal securities laws. Invesco Aim and/or the Sub-Advisors may invest in other types of securities and may use other investment techniques in managing the Funds, including those described below for Funds not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described, subject to limitations imposed by a Fund's investment objective, policies and restrictions described in the Funds' Prospectus and/or this Statement of Additional Information, as well as the federal securities laws.


     The Funds' investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.

Equity Investments

     PREFERRED STOCK. Series C may invest in preferred stocks. Preferred stock often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which are negative features when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the dividend to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

     Series C will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

     CONVERTIBLE SECURITIES. Series C may invest in convertible debt securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

     The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

     The Fund will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that the Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

Foreign Investments

     FOREIGN SECURITIES. Series C may invest up to 100% of its total assets in foreign debt securities. Investments by the Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, involve special risks and considerations not typically associated with investing in U.S. securities. These risks are set forth below.

     Currency Risk. The value of the Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

     Political and Economic Risk. The economies of many of the countries in which the Fund may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability and developments, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

     Regulatory Risk. Foreign companies may not be registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

     Market Risk. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


     Risks of Developing Countries. Series C may invest up to 50% of its total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Fund considers various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in developing markets countries; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

     FOREIGN GOVERNMENT OBLIGATIONS. Series C may invest in debt securities issued by foreign governments. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

     FOREIGN EXCHANGE TRANSACTIONS. Series C has authority to deal in foreign exchange transactions between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies, as well as for non-hedging purposes to enhance returns. Series C may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts. Foreign exchange transactions also include transactions conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

     Series C may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an American Depositary Receipts ("ADR") denominated or quoted in a foreign currency. There can be no guarantee that these investments will be successful. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

     ADRS AND EDRS. Series C may invest in ADRs and EDRs. ADRs are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives the Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. EDRs are similar to ADRs, except they are typically issued by European banks or trust companies.

Debt Investments

     U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. Government obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investments from the U.S. Government.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

     Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

     If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

     MORTGAGE PASS-THROUGH SECURITIES. The Funds may invest in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. These securities provide a monthly payment which consists of both interest and principal payments. The monthly payments provided on these securities are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments may be made on these securities if principal is repaid due to the sale of the underlying property or due to refinancing or foreclosure. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     COMMERCIAL MORTGAGE-BACKED SECURITIES. The Funds may invest in commercial mortgage-backed securities, which include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. To a large extent, the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, which are affected by local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). Series M may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., Series A, B, C and Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Fund, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

     FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

     Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

     Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

     COMMERCIAL INSTRUMENTS. The Funds may invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Funds. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes may be considered illiquid and therefore may be subject to the Funds' percentage limitations for investments in illiquid securities.

     MUNICIPAL SECURITIES. The Funds may invest in Municipal Securities. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.


     Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax ("AMT") liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."


     The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

     Municipal Securities also include the following securities:

          - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

          - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

          - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

          - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

     The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

     Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but the Sub-Advisor will consider such events to be relevant in determining whether a Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

     The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

     BANK INSTRUMENTS. The Funds may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks (Series C only). A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     Series C may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

     OTHER MORTGAGE-RELATED SECURITIES. The Funds may invest in other mortgage-related securities, which include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities also may include debt securities issued by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing. One type of stripped mortgage-backed securities has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the fund's yield to maturity from these securities.




     COLLATERALIZED DEBT OBLIGATIONS. The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. These securities are a type of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.

A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both CBOs and CLOs, the cash flows from the trust are split into two or more tranches, each of which varies in terms of risk and yield. CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities, CDOs are subject to additional risks such as: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments;
(ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     As a general matter, CBOs, CLOs and CDOs are not registered under the federal securities laws. Instead, these securities are sold in private placement transactions and such investments may be deemed by a Fund to be illiquid securities.

     INFLATION-INDEXED BONDS. Series C may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. There are two common structures for these types of securities. Under one type, the issuer accrues inflation into the principal value of the bond. Under the other type, the issuer pays out Consumer Price Index ("CPI") accruals as part of a semi-annual coupon. The U.S. Treasury issues bonds under the first type of structure. Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Although, these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     INVESTMENT GRADE DEBT OBLIGATIONS. The Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks. Series C may also invest in U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

     Description of debt securities ratings are found in Appendix A.

     JUNK BONDS. Each Fund may invest up to 50% of its total assets in lower-rated or non-rated debt securities commonly known as junk bonds.

     Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal. While they may provide greater income and opportunity for gain, junk bonds are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities.

     Issuers of junk bonds are often highly leveraged, and may lack more traditional methods of financing. The risk of issuer default on junk bonds is generally higher because such issues are often unsecured or otherwise subordinated to claims of the issuer's other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery.

     Junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to real or perceived adverse economic conditions and individual corporate developments (including industry competition and adverse publicity), than those of higher-rated debt securities, which can decrease the liquidity and values of junk bonds. During such periods of recession and economic downturns, highly leveraged junk bond issuers may experience financial stress and may lack sufficient revenues to meet interest payment obligations, increasing the risk of default. In addition, new laws and proposed new laws may adversely impact the market for junk bonds.

     A Fund may have difficulty selling certain junk bonds at the desired time and price. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could adversely affect and cause large fluctuations in the net asset value of that Fund's shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets.




     LIQUID ASSETS. For cash management purposes, each Fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a portion of its assets in cash, cash equivalents (including shares of affiliated money market funds) or high-quality debt instruments. As a result, a Fund may not achieve its investment objective.

     Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks (Series C only), and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

Other Investments

     REAL ESTATE INVESTMENT TRUSTS ("REITS"). To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs. REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

     REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

     REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Funds may invest in both publicly and privately traded REITs.

     The Funds could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

     In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing a single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Funds. By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Funds, but also, indirectly, similar expenses of the REITs.


     OTHER INVESTMENT COMPANIES. Each Fund may purchase shares of other investment companies. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco Aim or an affiliate of Invesco Aim as an investment advisor (the "Affiliated Money Market Funds").


     With respect to a Fund's purchase of shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

     EXCHANGE-TRADED FUNDS. Each Fund may purchase shares of exchange-traded funds ("ETFs"). Most ETFs are registered under the 1940 Act as investment companies. Therefore, a Fund's purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed above under "Other Investment Companies."

     ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

     Investments in ETFs involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF's shares may be halted if the listing exchange's officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally. Finally, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF to replicate (i) a particular index or basket will replicate such index or basket, or (ii) a commodity or currency will replicate the prices of such commodity or currency.


     MUNICIPAL FORWARD CONTRACTS. The Funds may invest in municipal forward contracts. A municipal forward contract is a municipal security which is purchased on a when-issued basis with delivery taking place up to five years from the date of purchase. Invesco Aim will monitor the liquidity, value, credit quality and delivery of the security under the supervision of the Board. The Funds will not invest more than 5% of the value of its total assets in municipal forward contracts.



     VARIABLE OR FLOATING RATE INSTRUMENTS. The Funds may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on a Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. Invesco Aim and/or Invesco Institutional will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.


     INDEXED SECURITIES. Series C may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

     ZERO-COUPON AND PAY-IN-KIND SECURITIES. The Funds may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, the Funds may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

     SYNTHETIC MUNICIPAL INSTRUMENTS. The Funds may invest in synthetic municipal instruments, the value of and return on which are derived from underlying securities. The Sub-Advisor believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Funds may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Funds. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to the Sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

     All synthetic municipal instruments must meet the minimum quality standards for the Funds' investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Funds, the Sub-Advisor considers the creditworthiness of the issuer of the Underlying Bond, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

     The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service ("IRS") has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Funds on certain synthetic municipal instruments would be deemed to be taxable. Each Fund relies on opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

Investment Techniques


     DELAYED DELIVERY TRANSACTIONS. Each Fund may engage in delayed delivery transactions. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements may be used as a speculative or leverage technique.


     Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

     A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

     WHEN-ISSUED SECURITIES. Each Fund may purchase when-issued securities. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

     Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. The Funds will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

     SHORT SALES. The Funds may engage in short sales "against the box," meaning that at all times when a short position is open the Funds own an equal amount of such securities or securities convertible into, or exchangeable without payment of any further consideration for, securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short against the box, a Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. Open short positions established by a Fund using futures or forward currency contracts are not deemed to constitute selling securities short. A Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund's total assets.

     A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered.

     In addition to enabling the Funds to hedge against market risk, short sales may afford the Funds an opportunity to earn additional current income to the extent the Funds are able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Funds' short positions remain open. There is no assurance that the Funds will be able to enter into such arrangements.

     Short sales against the box may be subject to special tax treatment as "constructive sales" and require a Fund to recognize any taxable gain unless an exception to the constructive sale rule applies. See "Dividends, Distributions and Tax Matters - Tax Matters - Determination of Taxable Income of a Regulated Investment Company."

     MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

     SWAP AGREEMENTS. Each Fund may enter into swap agreements to hedge against fluctuations in the price of portfolio securities, to enhance total return or to attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated based on a notional amount. The notional amount is a predetermined amount which is used to calculate the exchanged amounts of a particular instrument. For example, an interest rate swap would multiply each interest rate to be swapped against a notional principal amount to determine the amount of each party's payment. Swaps are generally governed by a single master agreement for each counterparty. The agreements may allow for netting of the counterparties' obligations on specific transactions in which case a Fund's obligation or rights will be the net amount owed to or by the counterparty.

     Commonly used swap agreements include:

     -    credit default swaps ("CDS") (which are described below),

     - interest rate swaps (the parties exchange a floating rate payment for a fixed rate payment),

     - currency swaps (the parties exchange a U.S. dollar-denominated payment for a payment denominated in a different currency),

     - index swaps (the parties exchange a payment tied to the price of one index for a payment tied to the price of another index),

     - total return swaps (the parties exchange a fixed payment for the total return of a reference security, investment or index), and

     - swaptions (an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date).

     A Fund's current obligations under a swap agreement will be accrued daily (on a net basis), and the Fund will maintain cash or liquid assets in an amount equal to amounts owed to a swap counterparty less the value of any collateral segregated to secure the swap counterparty. A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the swap agreements with that counterparty would exceed 5% of the Fund's net assets determined on the date the transaction is entered into.

     The use of swap agreements by a Fund entails certain risks. Swaps may be subject to liquidity risk, which exists when a particular swap is difficult to sell or liquidate. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Swaps may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash instruments. Swap counterparties may default on their obligations. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the Fund. Total return swaps could result in losses if the reference index, security or investments do not perform as anticipated by the Fund.


     Although this will not guarantee that the counterparty does not default, the Fund will not enter into a transaction with any counterparty that Invesco Aim and/or the Sub-Advisors believe do not have the financial resources to honor its obligation under the transaction. Further, Invesco Aim will monitor the financial stability of a counterparty to a transaction in an effort to protect the Fund's investments. Where the obligations of the counterparty are guaranteed, Invesco Aim monitors the financial stability of the guarantor instead of the counterparty.


     For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters -- Swap Agreements."

     Credit Default Swaps. Each Fund may enter into CDS. A CDS is an agreement between two parties pursuant to which one party agrees to make one or more payments to the other, while the other party assumes the risk of default on a referenced debt obligation. CDS may be direct ("unfunded swaps") or indirect in the form of a structured note ("funded swaps"). Unfunded and funded credit default swaps may be on a single security or packaged as a basket of CDS. A Fund may buy a CDS ("buy credit protection") in which it pays a fixed payment over the life of the swap in exchange for a counterparty taking on the risk of default of a referenced debt obligation ("Reference Entity"). Alternatively, a Fund may sell a CDS ("sell protection") in which it will receive a fixed payment in exchange for taking on the credit risk of the Reference Entity. An investment in a CDS may cause the portfolio performance to be more or less volatile.

     CDS agreements are typically individually negotiated and structured. CDS agreements may be entered into for investment or hedging purposes. A Fund may enter into CDS to create direct or synthetic long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.

     As a buyer of a CDS, a Fund would pay a fixed spread over the life of the agreement to the seller of the CDS. If an event of default occurs, the fixed payment stream would cease, the Fund would deliver defaulted bonds to the seller and the seller would pay the full notional value, or the "par value", of the reference obligation to the Fund. The Fund may already own the reference bonds or may purchase a deliverable bond in the market. Alternatively, the two counterparties may agree to cash settlement. If no event of default occurs, the Fund pays the fixed stream of cash flows to the seller, and no other exchange occurs.

     As a seller of CDS, a Fund would receive a fixed payment stream. If an event of default occurs, the fixed payment stream stops, the Fund would pay the buyer par, and, in return, the Fund would receive deliverable bonds. Alternatively, if cash settlement is elected, the Fund would pay the buyer par less the market value of the referenced bonds. If no event of default occurs, the Fund receives the cash flow payment over the life of the agreement.

     Risks of CDS include the risk that a counterparty may default on amounts owed to the Fund, basis risk (risk that the price of a derivative used to hedge or reflect an underlying bond behaves differently than the price of that bond), liquidity risk and market risk.

     Credit derivatives may create covered or uncovered exposure to the Funds. The Funds generally will employ a strategy of setting aside liquid assets to cover any potential obligation. This strategy would be employed to avoid multiplying a Fund's economic exposure and would limit risks of leveraging. For example, the Fund may sell protection on a Reference Entity bearing the risk of delivering par to the counterparty. The Fund would set aside liquid assets, marked to the market daily, to cover this potential obligation.

     CDS Options. A Fund may additionally enter into CDS option transactions which grant the holder the right, but not the obligation, to enter into a credit default swap at a specified future date and under specified terms in exchange for a purchase price ("premium"). The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters -- Swap Agreements."


     INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by Invesco Aim (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.


     BORROWING. The Funds may borrow money, except as described below, to the extent permitted under the 1940 Act Laws, Interpretations and Exemptions. Such borrowings may be utilized (i) to purchase additional securities when the Sub-Advisor deems it advantageous to do so; (ii) for temporary or emergency purposes; (iii) in anticipation of or in response to adverse market conditions; or, (iv) for cash management purposes. A Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Funds' total assets or when any borrowings from an AIM Fund are outstanding.

     If there are unusually heavy redemptions because of changes in interest rates or Funds performance, or for any other reason, the Funds may have to sell a portion of their investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Funds' borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely. Additionally, the ability of the Funds to borrow money for leverage may permit the Funds to access new issuances of securities or assume a defensive strategy in response to an increase in the spread between the bid and ask prices of portfolio securities during specific market events, or settle portfolio transactions.

     The Funds may borrow from a bank, broker-dealer, or an AIM Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in its account with its custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate.

     LENDING PORTFOLIO SECURITIES. Although neither Fund has any present intent to do so, each Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

     A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly, or in the event of a default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

     Any cash received as collateral for loaned securities will be invested, in accordance with a Fund's investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset.


     REPURCHASE AGREEMENTS. Each Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements are considered loans by a Fund under the 1940 Act.


     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.


     The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days.


     REVERSE REPURCHASE AGREEMENTS. Each Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

     Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

     DOLLAR ROLLS. Each Fund may enter into dollar rolls. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Funds typically enters into dollar roll transactions to enhance their return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.


     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are illiquid including repurchase agreements with, in the absence of certain demand features, remaining maturities in excess of seven (7) days, illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act").



     Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.



     RULE 144A SECURITIES. Each Fund may invest in Rule 144A securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Invesco Aim, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination Invesco Aim will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, Invesco Aim could consider the (i) frequency of trades and quotes,
(ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Invesco Aim will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, Invesco Aim determines that a Rule 144A security is no longer liquid, Invesco Aim will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


     UNSEASONED ISSUERS. Each Fund may invest in unseasoned issues. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

     As set forth below, the Funds may invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts. The Funds may, as applicable, invest in such instruments to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments, and to increase the Funds' return. The Funds may also invest in fixed-rate certificates ("TRAINS") that represent fractional undivided interests in the assets of a Targeted Return Index Securities Trust. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

     BUNDLED SECURITIES. In lieu of investing directly in securities appropriate for the Funds, the Funds may from time to time invest in trust certificates (such as TRAINS) or similar instruments representing a fractional undivided interest in an underlying pool of such appropriate securities. The Funds will be permitted at any time to exchange such certificates for the underlying securities evidenced by such certificates. To that extent, such certificates are generally subject to the same risks as the underlying securities. The Funds will examine the characteristics of the underlying securities for compliance with most investment criteria but will determine liquidity with reference to the certificates themselves. To the extent that such certificates involve interest rate swaps or other derivative devices, a Fund may invest in such certificates if the Fund is permitted to engage in interest rate swaps or other such derivative devices.


     PUT AND CALL OPTIONS. The Funds may engage in certain strategies involving options to attempt to manage the risk of their investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securites). Options transactions present the possibility of large amounts of exposure, which may result in a Fund's net asset value being more sensitive to changes in the value of the related investment. Each Fund may purchase and sell put and call options. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."


     A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

     Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."


     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.



     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.


     Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment or any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

     A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

     If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

     Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.


     Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."


     Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

     A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

     Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

     The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.




     STRADDLES. The Funds may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     WARRANTS. The Funds may purchase warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may engage in forward currency transactions in anticipation of, or to protect itself against fluctuations in exchange rates ("hedging"). A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

     The Funds will enter into Futures Contracts for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices. The Funds may also enter in Futures Contracts for non-hedging purposes.

     The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

     The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

     The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Funds.

     Pursuant to federal securities rules and regulations, each Fund's use of Forward Currency Contracts and options on Future Contracts may require that the Fund set aside assets to reduce the risks associated with using Forward Currency Contracts and options on Future Contracts. This process is described in more detail below in the section "Cover."

     Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

     "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

     Subsequent payments, called "variation margin," received from or paid to the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

     If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

     Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

     FORWARD CURRENCY CONTRACTS. Series C may engage in forward currency contracts. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, and at a price as agreed upon by the parties at the time the contract is entered. The Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. The Fund may also, if its counterparty agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

     The Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates (hedging) as well as for non-hedging purposes to enhance returns. The Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When the Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

     The cost to the Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

     COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

     Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

     Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.


     (1) Successful use of hedging and non-hedging transactions depends upon Invesco Aim's and the Sub-Advisors'ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco Aim and the Sub-Advisors are experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.


     (2) In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

     (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or, forward currency contract at any particular time.

     (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

     (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

     (7) Non-hedging transactions present greater profit potential but also involve increased risk relative to hedging transactions. For example, a Fund may purchase a given foreign currency through a futures contract if, in the judgment of Invesco Institutional, the value of such currency is expected to rise relative to another currency. Conversely, the Fund may sell the currency through a forward contract if Invesco Institutional believes that its value will decline relative to another currency.

Additional Securities or Investment Techniques

     INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE FUNDS/ADVISOR. The Funds may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Funds will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

FUND POLICIES

     FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of
(i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

     (1) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (2) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

     (3) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     (4) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     (5) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     (6) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

     (7) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.


     The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco Aim and, when applicable, the Sub-Advisors must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

     (1) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Each Fund may borrow from banks, broker-dealers or an AIM Fund. Each Fund may borrow from banks for leveraging in an amount not exceeding 5% of each Fund's total assets (not including the amount borrowed) at the time the borrowing is made. Each Fund may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. Each Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Funds' total assets or when any borrowings from an AIM Fund are outstanding.

     (2) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     (3) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

     (4) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

     (5) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

     (6) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


     The Funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Funds will interpret the proposed restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund's investment objectives and general investment policies (as stated in the Funds' prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Funds to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Funds' prospectuses and herein.


TEMPORARY DEFENSIVE POSITIONS


     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments (including shares of Affiliated Money Market Funds).


PORTFOLIO TURNOVER


     For the fiscal years ended August 31, 2007 and 2006, the portfolio turnover rates for each Fund are presented in the table below. Unless otherwise indicated, variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions and/or changes in Invesco Aim's investment outlook.


TURNOVER RATES   2007   2006
--------------   ----   ----
Series C         420%   482%
Series M          46%   295%

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS


     The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). Invesco Aim and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco Aim and its affiliates may release information about portfolio securities in certain contexts are provided below.

     PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds make the following portfolio holdings information available to broker-dealer and other financial services firms that sponsor separately managed accounts that may invest in Invesco Aim-managed products:


                      INFORMATION                        APPROXIMATE DATE OF WEBSITE POSTING
                      -----------                        -----------------------------------
Top ten holdings as of month- end                        15 days after month-end
Complete portfolio holdings as of calendar quarter-end   30 days after calendar quarter-end
Complete portfolio holdings as of fiscal quarter-end     60-70 days after fiscal quarter-end


     These holdings are listed along with the percentage of the Fund's net assets they represent. Generally, employees of Invesco Aim and its affiliates may not disclose such portfolio holdings until one day after they have been made available as described above. You may also obtain the portfolio holdings information described above by contacting us at 1-800-349-0953.



     SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of Invesco Aim and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of Invesco Aim Management Group Inc. ("Invesco Aim Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and Invesco Aim or its affiliates as part of granting its approval.



     The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco Aim and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco Aim provides such selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and Invesco Aim or its affiliates brought to the Board's attention by Invesco Aim.



     Invesco Aim discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:


     -    Attorneys and accountants;

     -    Securities lending agents;

     -    Lenders to the AIM Funds;

     -    Rating and rankings agencies;

     -    Persons assisting in the voting of proxies;

     -    AIM Funds' custodians;

     - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

     - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);

     -    Financial printers;

     - Brokers identified by the AIM Funds' portfolio management team who provide execution and research services to the team; and

     - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

     In many cases, Invesco Aim will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco Aim has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom Invesco Aim provides non-public portfolio holdings on an ongoing basis.



     Invesco Aim will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco Aim and its affiliates or the Funds.



     The Holdings Disclosure Policy provides that Invesco Aim will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco Aim or one of its affiliates) for the selective disclosure of portfolio holdings information.



     DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. Invesco Aim and its affiliates that provide services to the Funds, and the Funds' Sub-Advisors, if applicable, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Funds.



     From time to time, employees of Invesco Aim and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which Invesco Aim or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.



     From time to time, employees of Invesco Aim and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Invesco Aim may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.



     DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of Invesco Aim and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. Invesco Aim does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco Aim believed was misusing the disclosed information.



     DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER INVESCO AIM-MANAGED PRODUCTS. Invesco Aim and its affiliates manage products sponsored by companies other than Invesco Aim, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco Aim and its affiliates may disclose the portfolio holdings of their products at different times than Invesco Aim discloses portfolio holdings for the AIM Funds.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust. The Trustees, among other things, approve the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds' investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers, and approving the terms of their contracts with the Funds. On an ongoing basis, the Trustees exercise general oversight of these service providers.


     Certain trustees and officers of the Trust are affiliated with Invesco Aim and Invesco Aim Management, the parent corporation of Invesco Aim. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

     The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.


     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation, Distribution and Proxy Oversight Committee and the Special Market Timing Litigation Committee (the "Committees").



     The members of the Audit Committee are Messrs. James T. Bunch (Vice Chair), Bruce L. Crockett, Lewis F. Pennock, Raymond Stickel, Jr. (Chair) and Dr. Larry Soll. The Audit Committee's primary purposes are to: (i) oversee qualifications and performance of the independent registered public accountants; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent registered public accountants to the Funds' investment advisor and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Funds' audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR;
(viii) review the process for preparation and review of the Funds' shareholder reports; (ix) review certain tax procedures maintained by the Funds; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Funds; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Funds who are employees or former employees of the independent registered public accountants; and (xiv) remain informed (a) of the Funds' accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the Funds' net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Funds. During the fiscal year ended August 31, 2007, the Audit Committee held six meetings.


     The members of the Compliance Committee are Messrs. Frank S. Bayley, Crockett (Chair), Albert R. Dowden (Vice Chair) and Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco Aim and INVESCO Funds Group, Inc. ("IFG");
(iii) recommending to the independent trustees the appointment and removal of Invesco Aim's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of Invesco Aim (the "Report") and any objections made by Invesco Aim with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of Invesco Aim, upon the conclusion by such third party of a compliance review of Invesco Aim; (v)reviewing all reports on compliance matters from the Funds' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding Invesco Aim's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco Aim's fiduciary duties to Fund shareholders and of Invesco Aim's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of Invesco Aim's Internal Compliance Controls Committee; (xi) reviewing all reports made by Invesco Aim's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco Aim's ombudsman; (xiii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. ("Invesco") that are applicable to the Funds or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco Aim, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2007, the Compliance Committee held seven meetings.



     The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Dowden (Chair), Jack M. Fields (Vice Chair), Carl Frischling and Dr. Mathai-Davis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.


     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2007, the Governance Committee held eight meetings.

     Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Martin L. Flanagan, Frischling, Pennock, Stickel, Philip A. Taylor and Drs. Mathai-Davis (Vice Chair) and Soll (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by Invesco Aim as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Funds, and to recommend what action the full Board and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2007, the Investments Committee held six meetings.



     The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly;
(iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.



     The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Baker, Bunch, Fields, Frischling (Chair), Pennock (Vice Chair), Taylor and Drs. Mathai-Davis and Soll. The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the AIM Funds (i) in the valuation of the AIM Funds' portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the AIM Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the AIM Funds, (iii) in the review of existing distribution arrangements for the AIM Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Funds; and (b) to make regular reports to the full Boards of the AIM Funds.



     The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures, (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto,
(iii) reviewing the reports described in the Pricing Procedures and other information from Invesco Aim regarding fair value determinations made pursuant to the Pricing Procedures by Invesco Aim's internal valuation committee and making reports and recommendations to the full Board with respect thereto, (iv) receiving the reports of Invesco Aim's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco Aim evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of Invesco Aim, assisting Invesco Aim's internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the "Liquidity Procedures") and other information from Invesco Aim regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco Aim and making reports and recommendations to the full Board with respect thereto, and
(vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution, (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto, and
(iii) reviewing other information from the principal underwriters to the AIM Funds regarding distribution and marketing of the AIM Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the "Guidelines") and the Proxy Policies and Procedures (the "Proxy Procedures") by Invesco Aim and other advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto,
(ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco Aim or other advisers regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto, and (iii) in implementing its responsibilities in this area, assisting Invesco Aim in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded to the Valuation Committee which existed prior to 2008. During the fiscal year ended August 31, 2007, the Valuation, Disclosure and Proxy Oversight Committee held five meetings.



     The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by Invesco Aim's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with Invesco Aim, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and
(iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2007, the Special Market Timing Litigation Committee held one meeting.


Trustee Ownership of Fund Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION


     Each trustee who is not affiliated with Invesco Aim is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation from their services. Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco Aim during the year ended December 31, 2007 is found in Appendix D.


Retirement Plan For Trustees


     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with Invesco Aim.



     The trustees have also adopted a retirement policy that permits each non-Invesco Aim-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.



     Annual retirement benefits are available to each non-Invesco Aim-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the retirement benefit will equal 75% of the trustee's annual retainer paid to or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of
(i) sixteen years or (ii) the number of such trustee's credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee's designated beneficiary for the same length of time that the trustee would have received the payment based on his or her service. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case the annual retirement benefit is subject to a reduction for early payment.


Deferred Compensation Agreements

     Messrs. Crockett, Edward K. Dunn, Jr. (a former trustee), Fields, Frischling and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.





CODES OF ETHICS



     Invesco Aim, the Trust, Invesco Aim Distributors, Inc. ("Invesco Aim Distributors") and the Sub-Advisors have adopted Codes of Ethics which apply to all AIM Fund trustees and officers, employees of Invesco Aim, the Sub-Advisors and its subsidiaries and governs, among other things, personal trading activities of such persons. The Codes of Ethics are intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds--Registered Trademark--. Personal trading, including personal trading involving securities that may be purchased or held by a fund within The AIM Family of Funds--Registered Trademark--, is permitted under the Codes subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or address designee and to report transactions on a regular basis.


[PROXY VOTING POLICIES


     The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Funds' investment Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.

     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.


     Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2007 will be available at our web site, http://www.invescoaim.com. This information is also available at the SEC web site, http://www.sec.gov.]


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each of the Funds shares by beneficial or record owners of such Funds and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     Invesco Aim, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 225 investment portfolios encompassing a broad range of investment objectives. Invesco Aim is a direct, wholly owned subsidiary of Invesco Aim Management, a holding company that has been engaged in the financial services business since 1976. Invesco Aim Management is an indirect wholly owned subsidiary of Invesco. Invesco and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco Aim are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.



     As investment advisor, Invesco Aim supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. Invesco Aim obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.



     Pursuant to the Master Investment Management Agreement (the "Management Agreement") with the Trust, on behalf of each Fund, Invesco Aim receives an annual fee equal to 0.23% of the average daily net assets of each Fund. Pursuant to the Memorandum of Agreement, Invesco Aim has agreed irrevocably to waive all fees and pay all operating expenses, except extraordinary expenses. Neither the Board nor Invesco Aim may terminate or modify the Memorandum of Agreement without approval of a majority of each Fund's outstanding shares. Although the Funds do not compensate Invesco Aim directly for its services under the Management Agreement, Invesco Aim may benefit from the Funds being an investment option in various wrap or other programs advised or sub-advised by Invesco Aim or its affiliates. Invesco Aim is responsible for paying all of the expenses incurred by the Trust and the Funds, as applicable, in connection with their operations, including for transfer agency, sub-accounting, recordkeeping, and administrative services which are to be provided by Invesco Aim or an affiliate of Invesco Aim under separate transfer agency and administrative services agreements between the

Funds and Invesco Aim or an affiliate, as applicable. Invesco Aim is also responsible for furnishing to the Funds, at Invesco Aim's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.



     Invesco Aim also is required to furnish to the Trust and the Funds, at Invesco Aim's expense, such office space, equipment and facilities as may be reasonably requested by the Trust from time to time. Such costs and expenses payable by Invesco Aim include, but are not limited to, the following: (1) the fees, charges and expenses of any independent public accountants, custodian, depository, dividend disbursing agent, dividend reinvestment agent, independent pricing services and legal counsel for the Trust or for any Fund; (2) the taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Trust or any Fund to Federal, state, county, city, or other governmental agents; (3) the fees and expenses involved in maintaining the registration and qualification of the Trust and of its shares under laws administered by the SEC or under other applicable regulatory requirements, including the preparation and printing of prospectuses and statements of additional information; (4) the compensation and expenses of the trustees of the Trust; (5) the costs of printing and distributing reports, notices of shareholders' meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to the Trust's shareholders, as well as all expenses of shareholders' meetings and trustees' meetings; (6) all costs, fees or other expenses arising in connection with the organization and filing of the Trust's Certificate of Trust including its initial registration and qualification under the 1940 Act and under the Securities Act of 1933, as amended, the initial determination of its tax status and any rulings obtained for this purpose, the initial registration and qualification of its securities under the laws of any State and the approval of the Trust's operations by any other Federal or State authority; (7) the expenses of repurchasing and redeeming shares of the Trust; (8) insurance premiums; (9) the expenses, including fees and disbursements of counsel, in connection with ordinary litigation by or against the Trust and any Fund; and (10) premiums for the fidelity bond maintained by the Trust pursuant to Section 17(g) of the 1940 Act and rules promulgated thereunder.



     The Trust (or the Funds) are required to pay the following costs and expenses: (1) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to the Trust or any Fund in connection with securities transactions to which the Trust or any Fund is a party or in connection with securities owned by the Trust or any Fund; (2) costs, including interest expenses, of borrowing money; and (3) extraordinary litigation costs authorized by the Board.



INVESTMENT SUB-ADVISORS



     Invesco Aim has entered into a Master Intergroup Sub-Advisory Contract (the "Sub-Advisory Agreement") with certain affiliates to serve as sub-advisors to the Funds, pursuant to which these affiliated sub-advisors may be appointed by Invesco Aim from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisors, each of which is a registered investment advisor under the Investment Advisers Act of 1940 are:



     INVESCO Asset Management Deutschland, GmbH ("INVESCO Deutschland");



     INVESCO Asset Management Limited ("Invesco Asset Management");



     Invesco Asset Management (Japan) Limited ("Invesco Japan");



     Invesco Australia Limited ("Invesco Australia");



     Invesco Global Asset Management (N.A.), Inc. ("Invesco Global");

     Invesco Hong Kong Limited ("Invesco Hong Kong");



     Invesco Institutional (N.A.), Inc. ("Invesco Institutional");



     Invesco Senior Secured Management Inc. ("Invesco Senior Secured"); and



     Invesco Trimark Investment Management, Inc. ("Invesco Trimark") (each a "Sub-Advisor" and collectively, the "Sub-Advisors").



     Invesco Aim and each Sub-Advisor are indirect wholly owned subsidiaries of Invesco.



     The only fees payable to the Sub-Advisors under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco Aim will pay each Sub-Advisor a fee, computed daily and paid monthly, equal to (i) the annual rate of 0.11% of the average daily net assets of each Fund, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Advisor shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. In no event shall the aggregate annual fees paid to the Sub-Advisors under the Sub-Advisory Agreement exceed the annual rate of 0.11% of the average daily net asset value of each Fund.



     The management fees payable by each Fund, the amounts waived by Invesco Aim and the net fees paid by each Fund for the period ended August 31, 2007 are found in Appendix G.


PORTFOLIO MANAGERS

     Appendix H contains the following information regarding the portfolio managers identified in the Funds' prospectus:

     -    The dollar range of the managers' investments in each Fund.

     -    A description of the managers' compensation structure.

     - Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

SECURITIES LENDING ARRANGEMENTS


     If a Fund engages in securities lending, Invesco Aim will provide the Fund investment advisory services and related administrative services.



     The Management Agreement describes the administrative services to be rendered if a Fund engages in securities lending activities. Such administrative services include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines;
(b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco Aim's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary. Because Invesco Aim waives all fees related to each Fund, Invesco Aim will not receive a fee for any administrative services related to securities lending for the Funds.

SERVICE AGREEMENTS


     ADMINISTRATIVE SERVICES AGREEMENT. Invesco Aim and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which Invesco Aim may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco Aim under the Management Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Invesco Aim does not receive a fee from the Funds for providing administrative services under the Administrative Services Agreement.


OTHER SERVICE PROVIDERS


     TRANSFER AGENT. Invesco Aim Investment Services, Inc. ("Invesco Aim Investment Services"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of Invesco Aim, is the Trust's transfer agent.



     The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust, Invesco Aim and Invesco Aim Investment Services provides that Invesco Aim Investment Services will perform certain shareholder services for the Funds. Invesco Aim (not the Funds) pays Invesco Aim Investment Services for services it provides to the Funds.



     SUB-TRANSFER AGENT. Invesco Trimark, 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of Invesco, began providing services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Trimark and Invesco Aim Investment Services. The Trust does not pay a fee to Invesco Trimark for these services. Rather Invesco Trimark is compensated by Invesco Aim Investment Services, as a sub-contractor.



     CUSTODIANS. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. JP Morgan Chase Bank, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.



     The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco Aim is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.


     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


     Invesco Aim pays the Custodian for the services it provides to the Funds.


     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Funds' independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, TX 77002, as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599. Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as special tax counsel to the Trust.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES


     The Sub-Advisors have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from Invesco Aim's procedures discussed below.


BROKERAGE TRANSACTIONS


     Invesco Aim or the Sub-Advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers (each, a "Broker"), effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco Aim and the Sub-Advisors' primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco Aim and the Sub-Advisor seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Broker Selection" below.


     Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     Brokerage commissions paid by each of the Fund's during the period ended August 31 are found in Appendix I.

COMMISSIONS


     During the period ended August 31, none of the Funds paid brokerage commission to Brokers affiliated with the Funds, Invesco Aim, Invesco Aim Distributors, the Sub-Advisors or any affiliates of such entities.


     The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other AIM Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION


     Invesco Aim's primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco Aim considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. Invesco Aim's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker's ability to deliver or sell the relevant fixed income securities; however, Invesco Aim will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco Aim will not select Brokers based upon their promotion or sale of Fund shares.



     In choosing Brokers to execute portfolio transactions for the Funds, Invesco Aim may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Funds and/or the other accounts over which Invesco Aim and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco Aim, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco Aim must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco Aim's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist Invesco Aim in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to Invesco Aim.



     Invesco Aim faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because Invesco Aim is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco Aim's expenses to the extent that Invesco Aim would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco Aim to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco Aim-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Aim-managed accounts, effectively cross subsidizing the other Invesco Aim-managed accounts that benefit directly from the product. Invesco Aim may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing such Fund.



     Invesco Aim and certain of its affiliates presently engage in the following instances of cross-subsidization:



     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by Invesco Aim or Invesco Aim Capital Management, Inc. ("Invesco Aim Capital"), a subsidiary of Invesco Aim. In other words, certain fixed income AIM Funds are cross-subsidized by the equity AIM Funds in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.



     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of Invesco Aim and/or Invesco Aim Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by Invesco Aim and/or Invesco Aim Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

          This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by Invesco Aim are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by Invesco Aim Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by Invesco Aim Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by Invesco Aim. In certain circumstances, Invesco Aim Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by Invesco Aim or Invesco Aim Capital.



     3. Some of the common investment models used to manage various Funds and other accounts of Invesco Aim and/or Invesco Aim Capital are also used to manage accounts of Invesco Aim Private Asset Management, Inc. ("IAPAM"), another Invesco Aim subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the Funds and/or other accounts managed by Invesco Aim and/or Invesco Aim Capital are used to maintain the investment models relied upon by Invesco Aim, Invesco Aim Capital and IAPAM. This cross-subsidization occurs in only one direction. Most of IAPAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the Funds and/or other accounts managed by Invesco Aim and/or Invesco Aim Capital are used for Soft Dollar Products which may benefit the accounts managed by Invesco Aim, Invesco Aim Capital and IAPAM; however, IAPAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by Invesco Aim or Invesco Aim Capital.



     Invesco Aim and Invesco Aim Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco Aim and Invesco Aim Capital conclude that the Broker supplying the product is capable of providing best execution.



     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco Aim uses soft dollars to purchase two types of Soft Dollar Products:


     -    proprietary research created by the Broker executing the trade, and


     - other products created by third parties that are supplied to Invesco Aim through the Broker executing the trade



     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco Aim periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco Aim receives from each Broker, Invesco Aim develops an estimate of each Broker's share of Invesco Aim clients' commission dollars. Invesco Aim attempts to direct trades to the firms to meet these estimates.



     Invesco Aim also uses soft dollars to acquire products from third parties that are supplied to Invesco Aim through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. Invesco Aim may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which Invesco Aim has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

     Soft Dollar Products received from Brokers supplement Invesco Aim's own research (and the research of certain of its affiliates), and may include the following types of products and services:


     - Database Services -- comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems -- products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools -- various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis -- software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis -- industry specific fundamental investment research.

     - Fixed Income Security Analysis -- data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools -- other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.


     If Invesco Aim determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco Aim will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco Aim will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco Aim determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.



     Outside research assistance is useful to Invesco Aim since the Brokers used by Invesco Aim tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco Aim's staff follows. In addition, such services provide Invesco Aim with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco Aim's clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco Aim believes that because Broker research supplements rather than replaces Invesco Aim's research, the receipt of such research tends to improve the quality of Invesco Aim's investment advice. The advisory fee payable by the Funds is not reduced because Invesco Aim receives such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.



     Invesco Aim may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients, provided that Invesco Aim believes such Brokers provide best execution and such transactions are executed in compliance with Invesco Aim's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. Invesco Aim will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


     Directed brokerage (research services) paid by each of the Funds during the period ended August 31, 2007 are found in Appendix J.


REGULAR BROKERS

     Information concerning the Funds' acquisition of securities of their Brokers during the period ended August 31, 2007 is found in Appendix J.

ALLOCATION OF PORTFOLIO TRANSACTIONS


     Invesco Aim and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco Aim will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco Aim to be fair and equitable. Invesco Aim may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES


     The Funds are used exclusively for separately managed accounts (e.g., wrap fee or certain other programs) advised or sub-advised by Invesco Aim, Invesco Institutional or its affiliates for whom Invesco Aim, Invesco Institutional or its affiliates has entered into an agreement with the wrap program sponsor (this is typically a registered investment advisor or broker-dealer) to serve as advisor or sub-advisor ("Wrap Advisor").


     There are no minimum or maximum initial investment requirements and shares of the Funds have no sales charges and do not pay ongoing Rule 12b-1 distribution or service fees.

     Shares of the Funds may be purchased only at the direction of the Wrap Advisor for such managed accounts. Purchase orders on behalf of wrap program clients must be submitted to the Funds' transfer agent. Purchase orders will not be processed unless the account application and purchase payment are received in good order. Purchases of a Fund's shares will normally be permitted only in full shares, but may be permitted in fractional shares under certain circumstances.

REDEMPTIONS

     GENERAL. Shares of the Funds may be redeemed only at the direction of the Wrap Advisor. The Funds intend to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor (as described above) and each wrap program client on whose behalf the Wrap Advisor has purchased Fund shares agrees to any such redemption. Best efforts will be made to provide the applicable wrap program sponsor with advance notice of any such redemption on behalf of the client.


     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


OFFERING PRICE

     The price of each Fund's shares is the Fund's net asset value per share.

Calculation of Net Asset Value


     Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally may be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts may be valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. Generally, the portfolio securities for non-money market funds are recorded in the net asset value no later than trade date plus, one except on fiscal quarter ends, such securities are recorded on trade date. For money market funds, portfolio securities are recorded in the net asset value on trade date. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net asset value of the Fund at period end.


     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     A security listed or traded on an exchange (excluding convertible bonds) held by a Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the over-the-counter market is valued on the basis of prices furnished by independent pricing service vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendors may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

     Short-term investments (including commercial paper) are valued at amortized cost when the security has 60 days or less to maturity.


     Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If Invesco Aim believes a development/event has actually caused a closing price to no longer reflect current market value, the closing prices may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.



     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco Aim determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value in good faith using procedures approved by the Board. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco Aim believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco Aim will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.


     Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Fund.

     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of certain of the Trust's officers in accordance with procedures approved by the Board. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

REDEMPTIONS IN KIND

     Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds, intends to make an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of the Fund, would be obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election, once made is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.


BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a correctly completed and currently effective IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.


     Each AIM Fund, and other payers, generally must withhold 28% of reportable dividends (whether paid or accrued), including exempt-interest dividends, in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.


     An investor is subject to backup withholding if:

     1.   the investor fails to furnish a correct TIN to the Fund;

     2.   the IRS notifies the Fund that the investor furnished an incorrect
          TIN;

     3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

     4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

     5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.


     Certain payees and payments are exempt from backup withholding and information reporting. Invesco Aim or Invesco Aim Investment Services will not provide Form 1099 to those payees.


     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, provided such investors certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


     Series C declares and pays dividends, if any, monthly. Series M declares dividends, if any, daily and pays income dividends, if any, monthly. The Funds generally distribute long-term and short-term capital gains, if any, annually, typically in December. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. All dividends and distributions will be paid only in cash and will not be reinvested in additional shares.


TAX MATTERS


     The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     Each Fund presently intends to elect under applicable treasury regulations to treat any net capital loss and any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding taxable year.

     Each Fund may use "equalization accounting" in determining the portion of its net income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and/or gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The IRS has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the IRS determines that a Fund is using an improper method of allocation and has under-distributed its net investment income or capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a fund may be required to sell portfolio holdings to meet this requirement.

     In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of certain publicly traded partnerships.


     For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such futures contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.


     Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighting of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.


     Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification Test where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.


     The prospectus under the heading "FUND MANAGEMENT -- USE OF THE FUNDS WITHIN WRAP PROGRAMS" states that, although the Funds are structured to have a management fee, Invesco Aim will waive all fees and reimburse all operating expenses of each Fund except extraordinary expenses. However, Invesco Aim, Invesco Institutional or its affiliates may benefit from the Funds being an investment option in a wrap fee or similar program that is advised or sub-advised by Invesco Aim or its Affiliates. Fund shares may be purchased only by separately managed accounts that are part of a "bundled" wrap fee or similar program, meaning the client pays a single fee to the wrap program sponsor for management of the client's account and the wrap sponsor (not the client) in turn enters into one or more agreements with the advisors selected by the client to manage the account. In contrast, an "unbundled" wrap or similar program is one where the client enters directly into an investment management agreement with each advisor the client selects to manage his or her account. Separately managed accounts in "unbundled" wrap or similar programs may not purchase Fund shares unless the Funds obtain a private letter ruling from the IRS holding that investment through such programs will not affect the Funds' federal income tax qualification as regulated investment companies or the IRS publishes general guidance to the same effect. In the opinion of Stradley Ronon Stevens & Young, LLP, special tax counsel to the Funds, based on certain assumptions and representations, fee arrangements under "bundled" wrap fee or similar programs should not prevent the dividends paid by the Funds from qualifying for the dividends-paid deduction under Code Section 561. Investors should be aware that there is no authority on point, and that an opinion of counsel is not binding on the IRS. The IRS has expressed the view that fee arrangements between shareholders and service providers may in certain circumstances be imputed to a fund in determining its federal income tax qualification and therefore might disagree with the opinion. If fee arrangements under "bundled" wrap fee or similar programs caused the dividends paid by the Funds not to qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of Code Section 562(c), the Funds would fail to qualify as regulated investment companies with the consequences described in the below paragraph.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of non-corporate shareholders. See "Fund Distributions" below.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.

     Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

     Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.


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

     Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

     Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of a Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.


     SWAP AGREEMENTS. Each Fund may enter into swap agreements as permitted by each Fund's prospectus. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain types of swap agreements. Moreover, the rules governing the tax aspects of certain types of these agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area.



     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


     For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

     Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the IRS determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

     PFIC INVESTMENTS. Series C is permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

     The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject Series C itself to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

     FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. However, it is anticipated that such dividends will neither qualify for the 70% dividends received deduction for corporations nor as qualified dividend income for individuals and other non-corporate taxpayers as discussed below.

     A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% or 25%, depending on the nature of the capital gain, for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Subject to applicable Code limitations, each Fund will be allowed to take into account a net capital loss (excess of losses over gains from the sale of capital assets) from a prior taxable year as a short-term capital loss for the current taxable year in determining its investment company taxable income and net capital gain.

     Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Because the income of the Funds primarily is derived from investments earning interest rather than dividend income, generally none or only a small percentage of a Fund's income dividends will be eligible for the corporate dividends-received deduction.


     Ordinary income dividends paid by a Fund to individuals and other non-corporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends, if any, received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Dividends received by a Fund from PFICs are not qualifying dividends, and dividends received by a Fund from REIT's generally are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income. The Funds are not expected to earn qualified dividend income.



     AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a non-corporate shareholder may not exceed the maximum applicable capital gains rate for non-corporate taxpayers. The AMT applicable to corporations may reduce the value of the dividends received deductions; however, certain small corporations are wholly exempt from the AMT.

     Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions made by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amounts of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


     BACKUP WITHHOLDING. The Funds may be required to withhold 28% of distributions and/or redemption payments. However, amounts designated as capital gain dividends that are attributable to certain capital gain dividends received from REITs will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate). Foreign shareholders owning more than 5% of the shares of a fund should consult their tax advisors as different tax consequences may apply to their receipt of such capital gain dividends. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding."


     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than capital gain dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends, and amounts retained by a Fund that are designated as undistributed net capital gain.

     If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.

     Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by the Fund at the end of the quarter immediately preceding the non-resident alien shareholder's death (or such other time as the IRS may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

     FOREIGN INCOME TAX. Series C may invest up to 100% of its net assets in foreign securities. Investment income received by such Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

     If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election") in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to AMT.

     Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 7, 2008. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

     THIS DISCUSSION OF "DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE AND DOES NOT PURPORT TO DEAL WITH ALL FEDERAL TAX CONSEQUENCES APPLICABLE TO ALL CATEGORIES OF INVESTORS, SOME OF WHICH MAY BE SUBJECT TO SPECIAL RULES. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR REGARDING YOUR PARTICULAR CIRCUMSTANCES BEFORE MAKING AN INVESTMENT IN THE FUNDS. NO PORTION OF THIS DISCUSSION OF "DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS" CONSTITUTES AN OPINION OF COUNSEL, EXCEPT WHERE EXPRESSLY INDICATED UNDER THE SUBHEADING, "QUALIFICATION AS A REGULATED INVESTMENT COMPANY."

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR


     The Trust has entered into a distribution agreement relating to the Funds (the "Distribution Agreement") with Invesco Aim Distributors, a registered broker-dealer and a wholly owned subsidiary of Invesco Aim, pursuant to which Invesco Aim Distributors acts as the distributor of shares of the Funds. The address of Invesco Aim Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with Invesco Aim Distributors. See "Management of the Trust."

     The Distribution Agreement provides Invesco Aim Distributors with the exclusive right to distribute shares of the Funds on a continuous basis to eligible investors as described in the prospectus. Invesco Aim Distributors has not undertaken to sell any specified number of shares of the Funds.



     The Trust (on behalf of any Fund) or Invesco Aim Distributors may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


                              FINANCIAL STATEMENTS

     Each Fund's Financial Statements for the period August 31, 2007 including the Financial Highlights and the report of the independent registered public accounting firm pertaining thereto, are incorporated by reference into this Statement of Additional Information ("SAI") from such fund's annual Report to Shareholders contained in the Trust's Form N-CSR filed on November 9, 2007.

     The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.


                               PENDING LITIGATION


     On August 30, 2005, the West Virginia Office of the State Auditor Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and Invesco Aim Distributors (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and Invesco Aim Distributors failed to disclose in the prospectuses for the AIM funds that they had entered into certain arrangements permitting market timing of such funds, and conclusions of law to the effect that AIM and AIM Distributors violated the West Virginia securities laws. The WVASC orders Invesco Aim and Invesco Aim Distributors to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statue. By agreement with the Commissioner of Securities, Invesco Aim 's time to respond to that Order has been indefinitely suspended.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings are as follows:

     AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

     A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME:Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

     BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     NR: Not Rated.

S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

     SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' -- 'BBB' categories; Short-term 'F1' -- 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB' -- 'D'; Short-term 'B' -- 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR: Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC: Default of some kind appears probable.

     C: Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B


                      PERSONS TO WHOM INVESCO AIM PROVIDES
                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                             (AS OF MARCH 31, 2008)



             SERVICE PROVIDER                              DISCLOSURE CATEGORY
             ----------------                              -------------------
ABN AMRO Financial Services, Inc.           Broker (for certain AIM Funds)
Anglemyer & Co.                             Analyst (for certain AIM Funds)
Ballard Spahr Andrews & Ingersoll, LLP      Legal Counsel
BB&T Capital Markets                        Broker (for certain AIM Funds)
Bear, Stearns Pricing Direct                Pricing Vendor (for certain AIM Funds)
BOSC, Inc.                                  Broker (for certain AIM Funds)
BOWNE & Co.                                 Financial Printer
Brown Brothers Harriman & Co.               Securities Lender (for certain AIM Funds)
Cabrera Capital Markets                     Broker (for certain AIM Funds)
CENVEO                                      Financial Printer
Charles River Systems, Inc.                 System Provider
Citigroup Global Markets, Inc.              Broker (for certain AIM Funds)
Classic Printers Inc.                       Financial Printer
Color Dynamics                              Financial Printer
Commerce Capital Markets                    Broker (for certain AIM Funds)
D.A. Davidson & Co.                         Broker (for certain AIM Funds)
Dechert LLP                                 Legal Counsel
Earth Color Houston                         Financial Printer
EMCO Press                                  Financial Printer
Empirical Research Partners                 Analyst (for certain AIM Funds)
Finacorp Securities                         Broker (for certain AIM Funds)
First Albany Capital                        Broker (for certain AIM Funds)
First Tryon Securities                      Broker (for certain AIM Funds)
F T Interactive Data Corporation            Pricing Vendor
GainsKeeper                                 Software Provider (for certain AIM Funds)
GCom2 Solutions                             Software Provider (for certain AIM Funds)
George K. Baum & Company                    Broker (for certain AIM Funds)
Glass, Lewis & Co.                          System Provider (for certain AIM Funds)
Global Trend Alert                          Analyst (for certain AIM Funds)
Greater Houston Publishers                  Financial Printer
Grover Printing                             Financial Printer
Gulfstream Graphics Corp.                   Financial Printer
Hattier, Sanford & Reynoir                  Broker (for certain AIM Funds)
Hutchinson, Shockey, Erley & Co.            Broker (for certain AIM Funds)
Imageset                                    Financial Printer
iMoneyNet, Inc.                             Rating & Ranking Agency (for certain AIM Funds)
Infinity Web, Inc.                          Financial Printer
Initram Data, Inc.                          Pricing Vendor
Institutional Shareholder Services, Inc.    Proxy Voting Service (for certain AIM Funds)
Invesco Aim Investment Services, Inc.       Transfer Agent
Invesco Senior Secured Management, Inc.     System Provider (for certain AIM Funds)
Investortools, Inc.                         Broker (for certain AIM Funds)
ITG, Inc.                                   Pricing Vendor (for certain AIM Funds)
J.P. Morgan Securities, Inc.                Analyst (for certain AIM Funds)

             SERVICE PROVIDER                              DISCLOSURE CATEGORY
             ----------------                              -------------------
JPMorgan Securities Inc.\Citigroup Global
   Markets Inc.\JPMorgan Chase Bank, N.A.   Lender (for certain AIM Funds)
John Hancock Investment Management
   Services, LLC                            Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP                             Special Insurance Counsel
Kramer, Levin Naftalis & Frankel LLP        Legal Counsel
Lipper, Inc.                                Rating & Ranking Agency (for certain AIM Funds)
Loan Pricing Corporation                    Pricing Service (for certain AIM Funds)
Loop Capital Markets                        Broker (for certain AIM Funds)
MarkIt Group Limited                        Pricing Vendor (for certain AIM Funds)
Merrill Communications, LLC                 Financial Printer
Mesirow Financial, Inc.                     Broker (for certain AIM Funds)
Moody's Investors Service                   Rating & Ranking Agency (for certain AIM Funds)
Morgan Keegan & Company, Inc.               Broker (for certain AIM Funds)
Morrison Foerster LLP                       Legal Counsel
MS Securities Services, Inc. and Morgan
   Stanley & Co. Incorporated               Securities Lender (for certain AIM Funds)
Muzea Insider Consulting Services, LLC      Analyst (for certain AIM Funds)
Ness USA                                    System provider
Noah Financial, LLC                         Analyst (for certain AIM Funds)
OMGEO Oasys                                 Trading System
Page International                          Financial Printer
PCP Publishing                              Financial Printer
Piper Jaffray                               Analyst (for certain AIM Funds)
Prager, Sealy & Co.                         Broker (for certain AIM Funds)
PricewaterhouseCoopers LLP                  Independent Registered Public Accounting Firm
                                            (for all AIM Funds)
Protective Securities                       Broker (for certain AIM Funds)
Ramirez & Co., Inc.                         Broker (for certain AIM Funds)
Raymond James & Associates, Inc.            Broker (for certain AIM Funds)
RBC Capital Markets                         Analyst (for certain AIM Funds)
RBC Dain Rauscher Incorporated              Broker (for certain AIM Funds)
Reuters America, LLC                        Pricing Service (for certain AIM Funds)
Robert W. Baird & Co. Incorporated          Broker (for certain AIM Funds)
RR Donnelley Financial                      Financial Printer
Ryan Beck & Co.                             Broker (for certain AIM Funds)
Seattle-Northwest Securities Corporation    Broker (for certain AIM Funds)
Siebert Brandford Shank & Co., L.L.C.       Broker (for certain AIM Funds)
Signature                                   Financial Printer
Simon Printing Company                      Financial Printer
Southwest Precision Printers, Inc.          Financial Printer
Standard and Poor's/Standard and Poor's
   Securities Evaluations, Inc.             Pricing Service and Rating and Ranking Agency
                                            (each, respectively, for certain AIM Funds)
StarCompliance, Inc.                        System Provider
State Street Bank and Trust Company         Custodian, Lender, Securities Lender, and System
                                            Provider (each, respectively, for certain AIM
                                            Funds)
Sterne, Agee & Leach, Inc.                  Broker (for certain AIM Funds)
Stifel, Nicolaus & Company, Incorporated    Broker (for certain AIM Funds)
Stradley Ronon Stevens & Young, LLP         Legal Counsel
The Bank of New York                        Custodian and Securities Lender (each,
                                            respectively, for certain AIM Funds)
The MacGregor Group, Inc.                   Software Provider
The Savader Group                           Broker (for certain AIM Funds)

             SERVICE PROVIDER                              DISCLOSURE CATEGORY
             ----------------                              -------------------
Thomson Information Services Incorporated   Software Provider
UBS Financial Services, Inc.                Broker (for certain AIM Funds)
VCI Group Inc.                              Financial Printer
Wachovia National Bank, N.A.                Broker (for certain AIM Funds)
Western Lithograph                          Financial Printer
Wiley Bros. Aintree Capital L.L.C.          Broker (for certain AIM Funds)
William Blair & Co.                         Broker (for certain AIM Funds)
XSP, LLC\Solutions PLUS, Inc.               Software Provider

                                   APPENDIX C
                              TRUSTEES AND OFFICERS



                              As of April 30, 2008



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



                                                                                                                     OTHER
                               TRUSTEE                                                                           TRUSTEESHIP(S)/
   NAME, YEAR OF BIRTH AND      AND/OR                                                                          DIRECTORSHIPS(S)
  POSITION(S) HELD WITH THE    OFFICER                                                                               HELD BY
            TRUST               SINCE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                  TRUSTEE/DIRECTOR
-----------------------------  -------  -----------------------------------------------------------------  -------------------------
INTERESTED PERSONS
Martin L. Flanagan(1) -- 1960    2007   Executive Director, Chief Executive Officer and President,         None
Trustee                                 Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                        investment management firm); Chairman, Invesco Aim Advisors, Inc.
                                        (registered investment advisor); Director, Chairman, Chief
                                        Executive Officer and President, IVZ Inc. (holding company) and
                                        INVESCO North American Holdings, Inc. (holding company); Chairman and President, INVESCO Group Services, Inc. (service provider);
                                        Trustee, The AIM Family of Funds--Registered Trademark--; Vice
                                        Chairman, Investment Company Institute; and Member of Executive
                                        Board, SMU Cox School of Business

                                        Formerly: Director, Chief Executive Officer and President,
                                        Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Director, Invesco Ltd.;
                                        Chairman, Investment Company Institute; and President, Co-Chief
                                        Executive Officer, Co-President, Chief Operating Officer and
                                        Chief Financial Officer, Franklin Resources, Inc. (global
                                        investment management organization)

Philip A. Taylor(2) -- 1954      2006   Director, Chief Executive Officer and President, Invesco Trimark   None
Trustee, President and                  Dealer Inc./Courtage Invesco Trimark Inc. (registered broker
Principal Executive Officer             dealer), Invesco Aim Advisors, Inc., Invesco Trimark Investment
                                        Management Inc./Gestion de placements Invesco Trimark Inc. d/b/a
                                        INVESCO Enterprise Services (registered investment advisor and registered transfer agent), 1371 Preferred Inc. (holding
                                        company), AIM Trimark Corporate Class Inc. (formerly AIM Trimark
                                        Global Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                        Canada Fund Inc. (corporate mutual fund company); Director,
                                        Chairman, Chief Executive Officer and President, Invesco Aim
                                        Management Group, Inc. (financial services holding company) and
                                        Invesco Aim Capital Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc.
                                        (registered investment advisor and registered transfer


----------
(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

                                                                                                                     OTHER
                               TRUSTEE                                                                           TRUSTEESHIP(S)/
   NAME, YEAR OF BIRTH AND      AND/OR                                                                          DIRECTORSHIPS(S)
  POSITION(S) HELD WITH THE    OFFICER                                                                               HELD BY
            TRUST               SINCE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                  TRUSTEE/DIRECTOR
-----------------------------  -------  -----------------------------------------------------------------  -------------------------
                                        agent) and AIM GP Canada Inc. (general partner for limited partnership); Director, Invesco Aim Distributors, Inc.
                                        (registered broker dealer); Director and Chairman, Invesco Aim
                                        Investment Services, Inc. (registered transfer agent) and INVESCO
                                        Distributors, Inc. (registered broker dealer); Director,
                                        President and Chairman, IVZ Callco Inc. (holding company),
                                        INVESCO Inc. (holding company) and Invesco Canada Holdings Inc.
                                        (holding company); Trustee, President and Principal Executive
                                        Officer, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust, Short-Term Investments Trust
                                        and Tax-Free Investments Trust); Trustee and Executive Vice
                                        President, The AIM Family of Funds--Registered Trademark-- (AIM
                                        Treasurer's Series Trust, Short-Term Investments Trust and
                                        Tax-Free Investments Trust only); and Manager, PowerShares
                                        Capital Management LLC

                                        Formerly: Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive
                                        Officer, The AIM Family of Funds--Registered Trademark-- (AIM
                                        Treasurer's Series Trust, Short-Term Investments Trust and
                                        Tax-Free Investments Trust only); Chairman, AIM Canada Holdings,
                                        Inc.; President, AIM Trimark Global Fund Inc. and AIM Trimark
                                        Canada Fund Inc.; and Director, Trimark Trust (federally
                                        regulated Canadian trust company)

INDEPENDENT TRUSTEES
Bruce L. Crockett -- 1944        2005   Chairman, Crockett Technology Associates (technology consulting    ACE Limited (insurance
Trustee and Chair                       company)                                                           company); and Captaris,
                                                                                                           Inc. (unified messaging
                                                                                                           provider)

Bob R. Baker -- 1936             2005   Retired                                                            None
Trustee

Frank S. Bayley -- 1939          2005   Retired                                                            None
Trustee
                                        Formerly: Partner, law firm of Baker & McKenzie and Director,
                                        Badgley Funds, Inc. (registered investment company) (2
                                        portfolios)

James T. Bunch -- 1942           2005   Founder, Green, Manning & Bunch Ltd. (investment banking firm)     None
Trustee
                                        Formerly: Director, Policy Studies, Inc. and Van Gilder Insurance
                                        Corporation

                                                                                                                     OTHER
                               TRUSTEE                                                                           TRUSTEESHIP(S)/
   NAME, YEAR OF BIRTH AND      AND/OR                                                                          DIRECTORSHIPS(S)
  POSITION(S) HELD WITH THE    OFFICER                                                                               HELD BY
            TRUST               SINCE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                  TRUSTEE/DIRECTOR
-----------------------------  -------  -----------------------------------------------------------------  -------------------------
Albert R. Dowden -- 1941         2005   Director of a number of public and private business corporations,  None
Trustee                                 including the Boss Group, Ltd. (private investment and
                                        management), Reich & Tang Funds (Chairman) (registered investment company) (7 portfolios), Daily Income Fund (4 portfolios),
                                        California Daily Tax Free Income Fund, Inc., Connecticut Daily
                                        Tax Free Income Fund, Inc. and New Jersey Daily Municipal Income
                                        Fund, Inc., Annuity and Life Re (Holdings), Ltd. (insurance company), and Homeowners of America Holding Corporation (property casualty company)

                                        Formerly: Director, CompuDyne Corporation (provider of product and services to the public security market); Director, President and Chief Executive Officer, Volvo Group North America, Inc.;
                                        Senior Vice President, AB Volvo; Director of various affiliated
                                        Volvo companies; and Director, Magellan Insurance Company

Jack M. Fields -- 1952           2005   Chief Executive Officer, Twenty First Century Group, Inc.          Administaff
Trustee                                 (government affairs company); and Owner and Chief Executive
                                        Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                        Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and Discovery Global Education Fund
                                        (non-profit)

Carl Frischling -- 1937          2005   Partner, law firm of Kramer Levin Naftalis and Frankel LLP         Director, Reich & Tang
Trustee                                                                                                    Funds (15 portfolios)

Prema Mathai-Davis -- 1950       2005   Formerly:  Chief Executive Officer, YWCA of the USA                None
Trustee

Lewis F. Pennock -- 1942         2005   Partner, law firm of Pennock & Cooper                              None
Trustee

Larry Soll -- 1942               2005   Retired                                                            None
Trustee

Raymond Stickel, Jr. -- 1944     2005   Retired                                                            None
Trustee
                                        Formerly: Partner, Deloitte & Touche; and Director, Mainstay VP
                                        Series Funds, Inc. (25 portfolios)

OTHER OFFICERS
Russell C. Burk -- 1958          2005   Senior Vice President and Senior Officer, The AIM Family of        N/A
Senior Vice President and               Funds--Registered Trademark--
Senior Officer
                                        Formerly: Director of Compliance and Assistant General Counsel,
                                        ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; and
                                        General Counsel and Director of Compliance, ALPS Mutual Funds,
                                        Inc.

                                                                                                                     OTHER
                               TRUSTEE                                                                           TRUSTEESHIP(S)/
   NAME, YEAR OF BIRTH AND      AND/OR                                                                          DIRECTORSHIPS(S)
  POSITION(S) HELD WITH THE    OFFICER                                                                               HELD BY
            TRUST               SINCE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                  TRUSTEE/DIRECTOR
-----------------------------  -------  -----------------------------------------------------------------  -------------------------
John M. Zerr -- 1962             2006   Director, Senior Vice President, Secretary and General Counsel,    N/A
Senior Vice President, Chief            Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
Legal Officer and Secretary             and Invesco Aim Capital Management, Inc.; Director, Vice
                                        President and Secretary, Invesco Aim Investment Services, Inc.
                                        and INVESCO Distributors, Inc.; Director, Senior Vice President
                                        and Secretary, Invesco Aim Distributors, Inc.; Director and Vice
                                        President, INVESCO Funds Group, Inc.; Senior Vice President,
                                        Chief Legal Officer and Secretary, The AIM Family of
                                        Funds--Registered Trademark--; and Manager, PowerShares Capital
                                        Management LLC

                                        Formerly: Director, Vice President and Secretary, Fund Management
                                        Company; Vice President, Invesco Aim Capital Management, Inc.;
                                        Chief Operating Officer, Senior Vice President, General Counsel
                                        and Secretary, Liberty Ridge Capital, Inc. (an investment
                                        adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                        Fund (an investment company); General Counsel and Secretary,
                                        Pilgrim Baxter Value Investors (an investment adviser); Chief
                                        Operating Officer, General Counsel and Secretary, Old Mutual
                                        Investment Partners (a broker-dealer); General Counsel and
                                        Secretary, Old Mutual Fund Services (an administrator); General
                                        Counsel and Secretary, Old Mutual Shareholder Services (a
                                        shareholder servicing center); Executive Vice President, General
                                        Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors
                                        Funds (an investment company)

Lisa O. Brinkley -- 1959         2006   Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
Vice President                          AIM Family of Funds--Registered Trademark--

                                        Formerly: Senior Vice President, Invesco Aim Management Group,
                                        Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                        Aim Advisors, Inc. and The AIM Family of
                                        Funds--Registered Trademark--; Vice President and Chief Compliance
                                        Officer, Invesco Aim Capital Management, Inc. and Invesco Aim
                                        Distributors, Inc.; Vice President, Invesco Aim Investment Services,
                                        Inc. and Fund Management Company; and Senior Vice President and
                                        Compliance Director, Delaware Investments Family of Funds

                                                                                                                     OTHER
                               TRUSTEE                                                                           TRUSTEESHIP(S)/
   NAME, YEAR OF BIRTH AND      AND/OR                                                                          DIRECTORSHIPS(S)
  POSITION(S) HELD WITH THE    OFFICER                                                                               HELD BY
            TRUST               SINCE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                  TRUSTEE/DIRECTOR
-----------------------------  -------  -----------------------------------------------------------------  -------------------------
Kevin M. Carome -- 1956          2006   General Counsel, Secretary and Senior Managing Director, Invesco   N/A
Vice President                          Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                        IVZ, Inc. and INVESCO Group Services, Inc; Director, INVESCO
                                        Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                        Inc.; and Vice President, The AIM Family of
                                        Funds--Registered Trademark--

                                        Formerly: Director, Senior Vice President, Secretary and General
                                        Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                        Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                        Inc.; Director, General Counsel and Vice President, Fund
                                        Management Company; Vice President, Invesco Aim Capital
                                        Management, Inc. and Invesco Aim Investment Services, Inc.;
                                        Senior Vice President, Chief Legal Officer and Secretary, The AIM
                                        Family of Funds--Registered Trademark--; Director and Vice
                                        President, INVESCO Distributors, Inc.; and Chief Executive
                                        Officer and President, INVESCO Funds Group

Sidney M. Dilgren -- 1961        2005   Vice President, Invesco Aim Advisors, Inc. and Invesco Aim         N/A
Vice President, Treasurer and           Capital Management, Inc.; and Vice President, Treasurer and
Principal Financial Officer             Principal Financial Officer, The AIM Family of
                                        Funds--Registered Trademark--

                                        Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.; Senior Vice
                                        President, Invesco Aim Investment Services, Inc. and Vice
                                        President, Invesco Aim Distributors, Inc.

Karen Dunn Kelley -- 1960        2005   Head of Invesco's World Wide Fixed Income and Cash Management      N/A
Vice President                          Group; Director of Cash Management and Senior Vice President,
                                        Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                        Inc.; Executive Vice President, Invesco Aim Distributors, Inc.;
                                        Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                        President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust, Short-Term Investments Trust
                                        and Tax-Free Investments Trust); and President and Principal
                                        Executive Officer, The AIM Family of
                                        Funds--Registered Trademark-- (AIM Treasurer's Series Trust,
                                        Short-Term Investments Trust and Tax-Free Investments Trust only)

                                        Formerly: Director and President, Fund Management Company; Chief
                                        Cash Management Officer and Managing Director, Invesco Aim
                                        Capital Management, Inc.; and Vice President, Invesco Aim
                                        Advisors, Inc. and The AIM Family of
                                        Funds--Registered Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                        Investments Trust and Tax-Free Investments Trust only)

                                                                                                                     OTHER
                               TRUSTEE                                                                           TRUSTEESHIP(S)/
   NAME, YEAR OF BIRTH AND      AND/OR                                                                          DIRECTORSHIPS(S)
  POSITION(S) HELD WITH THE    OFFICER                                                                               HELD BY
            TRUST               SINCE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                  TRUSTEE/DIRECTOR
-----------------------------  -------  -----------------------------------------------------------------  -------------------------
Lance A. Rejsek -- 1967          2005   Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
Anti-Money Laundering                   Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Compliance Officer                      Distributors, Inc., Invesco Aim Investment Services, Inc.,
                                        Invesco Aim Private Asset Management, Inc. and The AIM Family of
                                        Funds--Registered Trademark--

                                        Formerly: Anti-Money Laundering Compliance Officer, Fund
                                        Management Company; and Manager of the Fraud Prevention
                                        Department, Invesco Aim Investment Services, Inc.

Todd L. Spillane -- 1958         2006   Senior Vice President, Invesco Aim Management Group Inc.; Senior       N/A
Chief Compliance Officer                Vice President and Chief Compliance Officer, Invesco Aim
                                        Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                        Compliance Officer, The AIM Family of
                                        Funds--Registered Trademark--, Invesco Global Asset Management (N.A.),
                                        Inc. (registered investment advisor), Invesco Institutional (N.A.),
                                        Inc. (registered investment advisor), INVESCO Private Capital
                                        Investments, Inc. (holding company), Invesco Private Capital, Inc.
                                        (registered investment advisor) and Invesco Senior Secured Management,
                                        Inc. (registered investment advisor); and Vice President, Invesco Aim
                                        Distributors, Inc. and Invesco Aim Investment Services, Inc.

                                        Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                        and Fund Management Company; Global Head of Product Development,
                                        AIG-Global Investment Group, Inc.; and Chief Compliance Officer
                                        and Deputy General Counsel, AIG-SunAmerica Asset Management

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2007



                                              Aggregate Dollar Range of Equity
                                                     Securities in All
                                               Registered Investment Companies
                                                   Overseen by Trustee in
                      Dollar Range of Equity          The AIM Family of
Name of Trustee         Securities Per Fund    Funds--Registered Trademark--
---------------       ----------------------  --------------------------------
Martin L. Flanagan              -0-                    Over $100,000
Philip A. Taylor                -0-                         -0-
Bob R. Baker                    -0-                    Over $100,000
Frank S. Bayley                 -0-                    Over $100,000
James T. Bunch                  -0-                    Over $100,000(3)
Bruce L. Crockett               -0-                    Over $100,000(3)
Albert R. Dowden                -0-                    Over $100,000
Jack M. Fields                  -0-                    Over $100,000(3)
Carl Frischling                 -0-                    Over $100,000(3)
Prema Mathai-Davis              -0-                    Over $100,000(3)
Lewis F. Pennock                -0-                    Over $100,000
Larry Soll                      -0-                    Over $100,000(3)
Raymond Stickel, Jr.            -0-                    Over $100,000






----------
(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D

                           TRUSTEE COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco Aim during the year ended December 31, 2007:



                                                     ESTIMATED
                                     RETIREMENT        ANNUAL
                        AGGREGATE     BENEFITS        BENEFITS         TOTAL
                      COMPENSATION     ACCRUED    UPON RETIREMENT  COMPENSATION
                        FROM THE       BY ALL         FROM ALL       FROM ALL
       TRUSTEE          TRUST(1)    AIM FUNDS(2)   AIM FUNDS(3)    AIM FUNDS(4)
       -------        ------------  ------------  ---------------  ------------
Bob R. Baker             $2,206       $234,974       $188,144        $232,400
Frank S. Bayley           2,366        164,614        126,750         249,300
James T. Bunch            2,046        159,121        126,750         215,500
Bruce L. Crockett         4,184         85,879        126,750         452,100
Albert R. Dowden          2,366        115,299        126,750         249,300
Jack M. Fields            2,046        110,194        126,750         215,500
Carl Frischling(5)        2,046         96,518        126,750         215,500
Prema Mathai-Davis        2,366        109,077        126,750         232,400
Lewis F. Pennock          2,046         88,793        126,750         215,500
Ruth H. Quigley(6)        2,366        192,521        126,750         249,300
Larry Soll                2,046        203,535        147,748         215,500
Raymond Stickel, Jr.      2,366         85,977        126,750         249,300


(1) Amounts shown are based upon the fiscal year ended August 31, 2007. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2007, including earnings, was $4,932.

(2) During the fiscal year ended August 31, 2007, no expenses were allocated to the Trust in respect of such retirement benefits.

(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.


(4) All trustees currently serve as trustees of 16 registered investment companies advised by Invesco Aim.



(5) During the fiscal year ended August 31, 2007, the Trust paid $0 in legal fees to Kramer, Levin, Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(6)  Miss Quigley retired effective January 1, 2008.

                                   APPENDIX E



                     PROXY POLICY APPLIES TO THE FOLLOWING:
                           INVESCO AIM ADVISORS, INC.



INVESCO AIM PROXY VOTING GUIDELINES
(Effective as of March 31, 2008)



The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc and Invesco Aim Private Asset Management, Inc. (collectively, "Invesco Aim").(1)



INTRODUCTION



OUR BELIEF



The AIM Funds Boards of Trustees and Invesco Aim's investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.



In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders' and other account holders' interests. Our voting decisions are intended to enhance each company's total shareholder value over Invesco Aim's typical investment horizon.



Proxy voting is an integral part of Invesco Aim's investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim's proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients' economic interests, or to favor a particular client or business relationship to the detriment of others.



PROXY ADMINISTRATION



The Invesco Aim Proxy Committee (the "Proxy Committee") consists of members representing Invesco Aim's Investments, Legal and Compliance departments. Invesco Aim's Proxy Voting Guidelines (the "Guidelines") are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.



The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim's portfolio managers and outside shareholder groups to reach our voting decisions.



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Generally speaking, Invesco Aim's investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams' ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company's Board of Directors.



IMPORTANT PRINCIPLES UNDERLYING THE INVESCO AIM PROXY VOTING GUIDELINES



I.   ACCOUNTABILITY



Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board's accountability to its shareholders. Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders' influence over the board or over management.



The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.



     - Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.



          Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim's investment thesis on a company.



     - Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company's directors. In situations where directors' performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called "clawback" provisions.



     - Auditors and Audit Committee members. Invesco Aim believes a company's Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company's financial statements and reports.



     - Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.



     - Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.

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     -    Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.



     - Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.



     - Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company's board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.



     - Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.



II.  INCENTIVES



Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account's investment.



Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.



     - Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company's performance under the executives' tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company's compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee's accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year's compensation record to an advisory shareholder vote, or so-called "say on pay" proposals.



     - Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan's estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability to automatically replenish shares without shareholder approval.



     - Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.



     - Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

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III. CAPITALIZATION



Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company's stated reasons for the request. Except where the request could adversely affect the fund's ownership stake or voting rights, AIM generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim's investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.



IV.  MERGERS, ACQUISITIONS AND OTHER CORPORATE ACTIONS



Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.



V.   ANTI-TAKEOVER MEASURES



Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.



VI.  SHAREHOLDER PROPOSALS ON CORPORATE GOVERNANCE



Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate-governance standards indicate that such additional protections are warranted.



VII. SHAREHOLDER PROPOSALS ON SOCIAL RESPONSIBILITY



The potential costs and economic benefits of shareholder proposals seeking to amend a company's practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim's typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.



VIII. ROUTINE BUSINESS MATTERS



Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board's discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.



SUMMARY

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These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim's decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company's stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.



EXCEPTIONS



In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company's proxy exceeds any anticipated benefits of that proxy proposal.



SHARE-LENDING PROGRAMS



One reason that some portion of Invesco Aim's position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower's name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company's proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund's full position.



"SHARE-BLOCKING"



Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as "share-blocking." Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund's or other account's temporary inability to sell the security.



INTERNATIONAL CONSTRAINTS



An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.



EXCEPTIONS TO THESE GUIDELINES



Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds' shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds' shareholders and other account holders, and will promptly inform the funds' Boards of Trustees of such vote and the circumstances surrounding it.



RESOLVING POTENTIAL CONFLICTS OF INTEREST



A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim's products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.

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Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.



If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines;
(2) Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.



Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim's marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.



On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim's Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim's voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.



Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.



Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim's asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.



POLICIES AND VOTE DISCLOSURE



A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

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FOOTNOTES



(1) AIM Funds not managed by Invesco Aim Advisors, Inc., are governed by the proxy voting policies of their respective sub-advisors. Proxy Voting Guidelines applicable to AIM CHINA FUND, AIM FLOATING RATE FUND, AIM GLOBAL REAL ESTATE FUND, AIM INTERNATIONAL CORE EQUITY FUND, AIM INTERNATIONAL TOTAL RETURN FUND, AIM JAPAN FUND, AIM LIBOR ALPHA FUND, AIM REAL ESTATE FUND, AIM S&P 500 INDEX FUND, AIM SELECT REAL ESTATE INCOME FUND, AIM STRUCTURED CORE FUND, AIM STRUCTURED GROWTH FUND, AIM STRUCTURED VALUE FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, SERIES C and SERIES M are available at our website, http://www.invescoaim.com.

                     Proxy policy applies to the following:
                   INVESCO ASSET MANAGEMENT DEUTSCHLAND, GMBH


                                 (INVESCO LOGO)


                               PROXY VOTING POLICY



                    INVESCO ASSET MANAGEMENT DEUTSCHLAND GMBH



                                                                   December 2007

                                 GENERAL POLICY



INVESCO has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.



INVESCO believes that it has a duty to manage clients' assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.



INVESCO reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.



                              PROXY VOTING POLICIES



VOTING OF PROXIES



INVESCO will on a fund by fund basis, decide whether it will vote proxies and if so, for which parts of the portfolio it will voted for. If INVESCO decides to vote proxies, it will do so in accordance with the procedures set forth below. If the client retains in writing the right to vote or if INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith, it will refrain from voting.



BEST ECONOMIC INTERESTS OF CLIENTS



In voting proxies, INVESCO will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. INVESCO endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.



CERTAIN PROXY VOTES MAY NOT BE CAST



In some cases, INVESCO may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. INVESCO typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If INVESCO does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client.



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ISS SERVICES



INVESCO has contracted with Institutional Shareholder Services ("ISS"), an independent third party service provider, to vote INVESCO's clients' proxies according to ISS's proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which INVESCO has proxy voting responsibility. On an annual basis, INVESCO will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and
(ii) can make such recommendations in an impartial manner and in the best economic interest of INVESCO's clients. This may include a review of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.



Custodians forward proxy materials for clients who rely on INVESCO to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If INVESCO receives proxy materials in connection with a client's account where the client has, in writing, communicated to INVESCO that the client, plan fiduciary or other third party has reserved the right to vote proxies, INVESCO will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where INVESCO, or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.



In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) INVESCO decides to override the ISS vote recommendation, the Proxy Voting Committee (PVC) of the International Structured Products Group and the Compliance Officer will review the issue and direct ISS how to vote the proxies as described below.



ISS RECUSAL



When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Voting Committee (PVC) of the International Structured Products Group and the Compliance Officer will review the issue and, if INVESCO does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where INVESCO has a conflict of interest, INVESCO, in its sole discretion, shall either (a) vote the proxies pursuant to ISS's general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.



OVERRIDE OF ISS RECOMMENDATION



There may be occasions where the INVESCO investment personnel or senior officers seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Proxy Voting Committee (PVC) of the International Structured Products Group. Upon review of the documentation and consultation with the individual and others as the PVC deems appropriate, the PVC together with the Compliance Officer may make a determination to override the ISS voting recommendation if they determine that it is in the best economic interests of clients.






PROXY VOTING RECORDS



Clients may obtain information about how INVESCO voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information.

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                              CONFLICTS OF INTEREST



PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE



In order to avoid voting proxies in circumstances where INVESCO or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to INVESCO includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Voting Committee (PVC) of the International Structured Products Group together with the Compliance Officer shall determine how the proxy is to be voted and instruct accordingly in which case the conflict of interest provisions discussed below shall apply.



In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between INVESCO, as the investment manager, and clients.



For each director, officer and employee of INVESCO ("INVESCO person"), the interests of INVESCO's clients must come first, ahead of the interest of INVESCO and any person within the INVESCO organization, which includes INVESCO's affiliates.



Accordingly, each INVESCO person must not put "personal benefit," whether tangible or intangible, before the interests of clients of INVESCO or otherwise take advantage of the relationship to INVESCO's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of INVESCO, as appropriate. It is imperative that each of INVESCO's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of INVESCO's clients.



Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if INVESCO has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An INVESCO person shall not be considered to have a conflict of interest if the INVESCO person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Compliance Officer.



The following are examples of situations where a conflict may exist:



     - Business Relationships -- where INVESCO manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;



     - Personal Relationships -- where a INVESCO person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and



     - Familial Relationships -- where an INVESCO person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

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In the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity and where clients' funds are invested in that company's shares, it will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.



It is the responsibility of the INVESCO person to report any real or potential conflict of interest of which such individual has actual knowledge to the Compliance Officer, who shall present any such information to the Head of Continental Europe Compliance. However, once a particular conflict has been reported to the Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.



In addition, any INVESCO person who submits an ISS override recommendation to the Proxy Voting Committee (PVC) of the International Structured Products Group shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.



In addition, the Proxy Voting Committee (PVC) of the International Structured Products Group must notify INVESCO's Compliance Officer with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Compliance Officer will investigate the allegations and will report his or her findings to the INVESCO Risk Management Committee and to the Head of Continental Europe Compliance. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Voting Committee (PVC) of the International Structured Products Group together with the Compliance Officer shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.



                           ISS PROXY VOTING GUIDELINES



A copy of the most recent ISS Proxy Voting Guidelines Summary can be found on ISS's website at www.issproxy.com. From this website, click on ISS Governance Services tab, next click on "Policy Gateway", next click on "2008 Policy Information", and then click on "Download 2008 U.S. Proxy Voting Guidelines Summary."

                                                                      APPENDIX A



                        ACKNOWLEDGEMENT AND CERTIFICATION



     I acknowledge that I have read the INVESCO Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the INVESCO Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.



                                        ----------------------------------------
                                                       Print Name


-------------------------------------   ----------------------------------------
                 Date                                   Signature

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                        INVESCO ASSET MANAGEMENT LIMITED



                                INVESCO PERPETUAL
                         POLICY ON CORPORATE GOVERNANCE



1.   INTRODUCTION



     INVESCO PERPETUAL (IP) has adopted a clear and considered policy towards its responsibility as a shareholder. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests comply with local recommendations and practices, such as the UK Combined Code issued by the Committee on Corporate Governance and/or the US Department of Labour Interpretive Bulletins.



2.   RESPONSIBLE VOTING



     IP has a responsibility to optimise returns to its clients. As a core part of the investment process, Fund Managers will endeavour to establish a dialogue with management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.



     IP considers that shareholder activism is fundamental to good Corporate Governance. Whilst this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met.



     One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote shares, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients. As a result of these two factors, IP will tend to vote on all UK and European shares, but to vote on a more selective basis on other shares. (See Appendix I -- Voting on non-UK/European shares)



     IP considers that the voting rights attached to its clients' investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman. In doing this, IP will have in mind three objectives:



     i) To protect the rights of its clients



     ii) To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and



     iii) To protect the long-term value of its clients' investments.



     It is important to note that, when exercising voting rights, a third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a Board on a particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.



     IP will exercise actively the voting rights represented by the shares it manages on behalf of its investors.



          Note: Share Blocking

          Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.



3.   VOTING PROCEDURES



     IP will endeavour to keep under regular review with trustees, depositaries and custodians the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions.



     IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.



     IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower).



4.   DIALOGUE WITH COMPANIES



     IP will endeavour, where practicable in accordance with its investment processes, to enter into a dialogue with companies based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with Company Boards and senior non-Executive Directors, IP will endeavour to cover any matters with particular relevance to shareholder value.



     Specifically when considering resolutions put to shareholders, IP will pay attention to the companies' compliance with the relevant local requirements. In addition, when analysing the company's prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:



     -    Nomination and audit committees



     -    Remuneration committee and directors' remuneration



     -    Board balance and structure



     -    Financial reporting principles



     -    Internal control system and annual review of its effectiveness



     -    Dividend and Capital Management policies



5.   NON-ROUTINE RESOLUTIONS AND OTHER TOPICS



     These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such would be all SRI issues (i.e. those with social, environmental or ethical connotations), political donations, and any proposal raised by a shareholder or body of shareholders (typically a pressure group).



     Apart from the three fundamental voting objectives set out under 'Responsible Voting' above, considerations that IP might apply to non-routine proposals will include:



     i) The degree to which the company's stated position on the issue could affect its reputation and/or sales, or leave it vulnerable to boycott or selective purchasing



     ii) What other companies have done in response to the issue



     iii) Whether implementation would achieve the objectives sought in the proposal



     iv) Whether the matter is best left to the Board's discretion.

6.   EVALUATION OF COMPANIES' CORPORATE GOVERNANCE ARRANGEMENTS



     IP will, when evaluating companies' governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors drawn to their attention.



7.   DISCLOSURE



     On request from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that



     (i) in IP's discretion, to do so does not conflict with the best interests of other clients and



     (ii) it is understood that IP will not be held accountable for the expression of views within such voting instructions and



     (iii) IP are not giving any assurance nor undertaking any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding 3 months will not normally be provided.



Note: The record of votes will reflect the voting instruction of the relevant
     Fund Manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

                                   APPENDIX I



                        VOTING ON NON-UK/EUROPEAN SHARES



     When deciding whether to exercise the voting rights attached to its clients' non-UK/European shares, IP will take into consideration a number of factors. These will include:



     - the likely impact of voting on management activity, versus the cost to the client



     - the portfolio management restrictions (e.g. share blocking) that may result from voting



     -    the preferences, where expressed, of clients



     Generally, IP will vote on non-UK/European shares by exception only, except where the client or local regulator expressly requires voting on all shares.



     SHARE BLOCKING



     Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                    Invesco Asset Management (Japan) Limited



                               (QUICK TRANSLATION)



                    Internal Rules on Proxy Voting Execution



(Purpose)



Article 1



INVESCO ASSET MANAGEMENT (JAPAN) LIMITED (REFERRED TO AS "INVESCO" THEREAFTER)] ASSUMES A FIDUCIARY RESPONSIBILITY TO VOTE PROXIES IN THE BEST INTEREST OF ITS TRUSTORS AND BENEFICIARIES. IN ADDITION, INVESCO ACKNOWLEDGES ITS RESPONSIBILITY AS A FIDUCIARY TO VOTE PROXIES PRUDENTLY AND SOLELY FOR THE PURPOSE OF MAXIMIZING THE ECONOMIC VALUES OF TRUSTORS (INVESTORS) AND BENEFICIARIES. SO THAT IT MAY FULFILL THESE FIDUCIARY RESPONSIBILITIES TO TRUSTORS (INVESTORS) AND BENEFICIARIES, INVESCO HAS ADOPTED AND IMPLEMENTED THESE INTERNAL RULES REASONABLY DESIGNED TO ENSURE THAT THE BUSINESS OPERATIONS OF THE COMPANY TO INVEST ARE APPROPRIATELY CONDUCTED IN THE BEST INTEREST OF SHAREHOLDERS AND ARE ALWAYS MONITORED BY THE SHAREHOLDERS.



(Proxy Voting Policy)



Article 2



INVESCO EXERCISES THE VOTING RIGHT IN THE BEST INTEREST OF ITS TRUSTORS AND BENEFICIARIES NOT IN THE INTERESTS OF THE THIRD PARTIES. THE INTERESTS OF TRUSTORS AND BENEFICIARIES ARE DEFINED AS THE INCREASE OF THE VALUE OF THE ENTERPRISE OR THE EXPANSION OF THE ECONOMIC VALUE OF THE SHAREHOLDERS OR TO PROTECT THESE VALUES FROM THE IMPAIRMENT.



(Voting Exercise Structure)



Article 3



PLEASE REFER TO THE ARTICLE 2 OF PROXY VOTING BASIC POLICY AS PER ATTACHED.



(Proxy Voting Guidelines)



Article 4



PLEASE REFER TO PROXY VOTING GUIDELINES (ATTACHMENT 2).



(Proxy Voting Process)



Article 5



1. Domestic Equities



     A. NOTIFICATION ON THE SHAREHOLDER MEETING WILL BE DELIVERED TO OPERATIONS FROM TRUSTEE BANKS WHICH WILL BE IN TURN FORWARDED TO THE PERSON IN CHARGE OF EQUITIES INVESTMENT. THE INSTRUCTION SHALL BE HANDLED BY OPERATIONS.



     B. THE PERSON IN CHARGE OF EQUITIES INVESTMENT SCRUTINIZES THE SUBJECTS ACCORDING TO THE "SCREENING STANDARD" AND FORWARD THEM TO THE PROXY VOTING COMMITTEE ("COMMITTEE").

     C. IN CASE OF ASKING FOR THE OUTSIDE COUNSEL, TO FORWARD OUR PROXY VOTING GUIDELINES("GUIDELINES") TO THEM BEFOREHAND AND OBTAIN THEIR ADVICE



     D. IN EITHER CASE OF B. OR C., THE PERSON IN CHARGE SHALL MAKE PROPOSAL TO THE COMMITTEE TO ASK FOR THEIR "FOR", "AGAINST", "ABSTENTION", ETC.



     E.   THE COMMITTEE SCRUTINIZES THE RESPECTIVE SUBJECTS AND
          APPROVES/DISAPPROVES WITH THE QUORUM OF TWO THIRDS ACCORDING TO THE GUIDELINES.



     F. IN CASE WHERE AS TO THE SUBJECT WHICH THE COMMITTEE JUDGES AS INAPPROPRIATE ACCORDING TO THE GUIDELINES AND/OR THE SUBJECT WHICH CANNOT OBTAIN THE QUORUM, THE COMMITTEE WILL BE HELD AGAIN TO DISCUSS THE SUBJECT.



2. Foreign Equities



     A. AS TO THE VOTING EXERCISE OF THE FOREIGN EQUITIES, WE SHALL CONSIDER THE MANNERS AND CUSTOMS OF THE FOREIGN COUNTRIES AS WELL AS THE COSTS.



     B. AS TO THE VOTING PROCESS, THE ABOVE PROCESS OF THE DOMESTIC EQUITIES SHALL BE ACCORDINGLY ADJUSTED AND APPLIED.



(Disclosure of Information)



Article 6



IN CASE OF THE REQUEST FROM THE CUSTOMERS, WE CAN DISCLOSE THE CONTENT.



(Voting Record)



Article 7



[ ]  THE COMMITTEE PRESERVES THE RECORD OF ATTACHMENT 1 FOR ONE YEAR.



[ ] THE ADMINISTRATION OFFICE IS THE INVESTMENT DIVISION WHICH SHALL PRESERVE ALL THE RELATED DOCUMENTS OF THIS VOTING PROCESS.



[ ] OPERATIONS WHICH HANDLE THE INSTRUCTION SHALL PRESERVE THE INSTRUCTION DOCUMENTS FOR 10 YEARS AFTER THE TERMINATION OF THE ITM FUNDS OR THE TERMINATION OF THE INVESTMENT ADVISORY CONTRACTS.



ARTICLE 8 AND ADDENDUM ARE OMITTED.

Proxy Voting Basic Policy



1.   Basic Thought on Proxy Voting



     - INVESCO makes efforts to maximize the entrusted assets in terms of fiduciary duties in investing the funds entrusted by the trustors (investors) and the beneficiaries.



     - For the purpose of maximizing the invested assets and the value of the equities, INVESCO always monitors the invested companies to operate appropriately as a shareholder in the best interests of the shareholders.



     - From the above point of view, INVESCO has adopted and implemented this Proxy Voting Basic Policy and Proxy Voting Policy and Procedure to fulfill the proxy voting rights properly.



     - In exercising the proxy voting rights, INVESCO fulfills the voting rights in the benefits of the trustors (investors) and the beneficiaries not in the benefits of the third parties.



2.   Voting Process and Structure



     - INVESCO establishes the Proxy Voting Committee (referred to as "Committee" thereafter) which executes the proxy voting rights.



     - The Committee is composed of the chairman who is designated by Japanese Management Committee (referred to as "J-Mac" thereafter) and the members appointed by the chairman. Persons in charge of Investment Division and Legal & Compliance Division shall be mandatory members.



     - The Committee has been delegated the judgment power to execute the voting right from the J-Mac.



     - The Committee has worked out the subjects according to the pre-determined "Screening Standard" in terms of benefits of the shareholders and executes the voting rights based on the "Proxy Voting Guidelines".



     - The Committee is occasionally taken the advice from the outside parties according to the "Proxy Voting Guidelines".



          The Committee is held on a monthly basis and the result of the voting execution is to be reported to J-Mac on a monthly basis at least.



3.   Screening Standard



     For the purpose of efficient voting execution, INVESCO implements the following screening criteria. The companies fallen under this screening criteria shall be scrutinized according to "Voting Guidelines".



     (1)  Quantitative Standard



          1) Low profit margin of operational income and recurrent income for certain periods



          2)   Negative Net Assets/Insolvency



          3)   Extremely High Dividend Ratios or Low Dividend Ratios



     (2)  Qualitative Standard



          1) In breach of the substantial laws or anti-social activities for the past one year



          2) Impairment of the interests of the shareholders for the past one year



     (3)  Others



          1) External Auditor's Audit Report with the limited auditor's opinion



          2)   Shareholders' proposals



4.   Proxy Voting Guidelines



     (1)  General Subjects



          1)   Any violation of laws and anti-social activities ?



          2) Inappropriate disclosure which impairs the interests of shareholders ?



          3)   Enough Business Improvement Efforts ?



     (2)  Subjects on Financial Statements



          Any reasonable reasons for Interest Appropriation/Loss Disposal ?



     (3)  Amendments to Articles of Incorporations, etc



          Any possibility of the limitation to the shareholder's rights ?



     (4)  Directors/Statutory Auditors



          Appointment of the unqualified person, or inappropriate amount of payment/gifts to the unqualified person ?



     (5)  Capital Policy/Business



          Policy Unreasonable policy in terms of maximization of the shareholders' interests ?

     (6)  Others



          1)   Shareholder's Proposals



               Contribution to the increase of the shareholders' economic interests ?



          2)   Appointment of Auditor



               Any problem of independency ?

Voting Screening Criteria & Decision Making Documents (Attachment 1)



Company Name:                                                           Year   Month
-------------                                                           ----   -----
Screening Criteria / Quantitative Criteria (consolidated or (single))
                                                                         Yes     No
Consecutive unprofitable settlements for the past 3 years
Consecutive Non dividend payments for the past 3 years
Operational loss for the most recent fiscal year
Negative net assets for the most recent fiscal year
Less than 10% or more than 100% of the dividend ratios for the most recent fiscal year
Screening Criteria/Qualitative Criteria
                                                                         Yes     No
Substantial breach of the laws/anti-social activities for the past one year
   If Yes, describe the content of the breach of the law/anti-social activities:
Others, especially, any impairment of the value of the shareholders for the past one year
   If Yes, describe the content of the impairment of the value of shareholders:
Others
                                                                         Yes     No
External Auditor's report with the limited auditor's opinion
Shareholder's proposal




Person in charge of equities investment   Initial   Signature



-    If all Nos (ARROW) No objection to the agenda of the shareholders' meeting



- If one or more Yes (ARROW) (Person in charge of equities investment shall fill Out the blanks below and forward to the Committee)



Proposal on Voting Execution



Reason for judgment



Chairman   For   Against   Initial   Signature
Member     For   Against   Initial   Signature
Member     For   Against   Initial   Signature
Member     For   Against   Initial   Signature
Member     For   Against   Initial   Signature
Member     For   Against   Initial   Signature



                                                                 (Attachment 22)



Proxy Voting Guidelines



1.   PURPORT OF GUIDELINES



Pursuant to Article 2 of Proxy Voting Policy and Procedure, INVESCO has adopted and implemented the following guidelines and hereby scrutinizes and decides the subjects one by one in light of the guidelines.



2.   GUIDELINES



     (1)  General Subjects

          1)   Any violation of laws and anti-social activities ?



               - To scrutinize and judge respectively the substantial impact over the company's business operations by the above subjects or the impairment of the shareholders' economic value.



          2) Inappropriate disclosure which impairs the interests of shareholders ?



               - To scrutinize and judge respectively the potential impairment of the shareholder's economic value.



          3)   Enough Business Improvement Efforts ?



               - Although the continuous extremely unprofitable and the extremely bad performance, the management is in short of business improvement efforts. To scrutinize and judge respectively the cases.



     (2)  Subjects on Financial Statements



          1)   Interest Appropriation Plan



               (1)  Interest Appropriation Plan (Dividends)



                    - To basically approve unless the extremely overpayment or minimum payment of the dividends



               (2) Interest Appropriation Plan (Bonus payment to corporate officers)



                    - To basically agree but in case where the extremely unprofitable, for example, the consecutive unprofitable and no dividend payments or it is apparent of the impairment of the shareholder's value, to request to decrease the amount or no bonus payment.



               (3) To basically disagree to the interest appropriation plan if no dividend payments but to pay the bonus to the corporate officers without prior assessment.



          2)   Loss Disposal Plan



                    To scrutinize and judge respectively



     (3)  Amendments to Articles of Incorporation, etc.



          1.   Company Name Change/Address Change, etc.



          2.   Change of Purpose/Method of Public Announcement



          3.   Change of Business Operations, etc.



          4.   Change of Stipulations on Shareholders/Shareholders Meeting



          5. Change of Stipulations on Directors/Board of Directors/Statutory Auditors



                    - TO BASICALLY APPROVE HOWEVER, IN CASE OF THE POSSIBILITY OF THE LIMITATION TO THE SHAREHOLDERS' RIGHTS, TO JUDGE RESPECTIVELY



     (4)  Subjects on Corporate Organization



          1)   Composition of Board of Directors Meeting, etc



               - To basically approve the introduction of "Committee Installation Company "or "Substantial Asset Control InstitutiON"



               - To basically approve the introduction of the corporate officer institution. Provided, however, that in case where all directors are concurrent with those committee members and the institutions, to basically disagree. In case of the above introduction, to basically disapprove to the decrease of the board members or adjustment of the remuneration.



          2)   Appointment of Directors



               - To basically disagree in case where the increase of the board members which is deemed to be overstaffed and no explanatory comments on the increase. In case of 21 or more board members, to respectively judge.



               - To basically disagree the re-appointment of the existing directors in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.



               - To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.



          3)   Appointment of Outside Directors



               - To basically agree after the confirmation of its independency based on the information obtained from the possible data sources.



                    -    To basically disagree the decrease in number.



               - To basically disagree the job concurrence of the competitors' CEO, COO,CFO or concurrence of the outside directors of 4 or more companies.



                    - To basically disagree in case of no-independence of the company

                    - To basically disagree the extension of the board of directors' term.



          4)   Appointment of Statutory Auditors



               - To basically disagree the appointment of the candidate who is appointed as a director and a statutory auditor by turns.



               - To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.



          5)   Appointment of Outside Statutory Auditors



               - To basically disagree in case where the outside statutory auditor is not actually the outside auditor (the officer or employee of the parent company, etc.)



                    - To basically disagree in case where the reason of the decrease in the number is not clearly described.



               - To basically agree in case where the introduction of the "Statutory Auditor Appointment Committee" which includes plural outside statutory auditors.



     (5)  Officer Remuneration/officer Retirement Allowances



          1)   Officer Remuneration



          - To basically disagree the amendment of the officer remuneration (unless the decrease in amount or no payment) in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.



          - To basically disagree and scrutinize respectively in case where no sufficient explanation of the substantial increase (10% or more per head), or no decrease of the remuneration amount if the number of the officers decrease.



          2)   Officer Retirement Allowance



               -    To basically approve



          - To basically disapprove in case where the payment of the allowance to the outside statutory auditors and the outside directors.



          - To basically disapprove in case where the officer resigned or retired during his/her assignment due to the scandal of the breach of the laws and the anti-social activities.



          - To basically disagree in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.



     (2)  Capital Policy/Business Policy



          1)   Acquisition of Own shares



               -    To basically approve



          - To basically approve the disposition of the own sharers if the disposition ratio of less than 10% of the total issued shares and the shareholders' equities. In case of 10% or more, to respectively scrutinize.



          2)   Capital Reduction



               To basically disagree in case where the future growth of the business might be substantially decreased.



          3) Increase of the authorized capital To basically disagree in case of the substantial increase of the authorized capital taking into consideration the dilution of the voting right(10% or more) and incentive.



          4) Granting of the stock options to Directors, Statutory Auditors and Employees



               -    To basically approve



          - To basically disagree in case where the substantial dilution of the value of the stocks (the potential dilution ration is to increase 5% of the total issued stock number) will occur and accordingly decrease of the shareholders' interests.



          - To basically disagree in case where the exercise price is deviated by 10% or more from the market value as of the fiscal year-end



               - To basically disagree the decrease of the exercise price (re-pricing)



                    - To basically disagree in case where the exercise term remains less than 1 year.

                    - To basically disagree in case the scope of the option granted objectives (transaction countereparties)is not so closely connected with the better performance.



          5)   Mergers and Acquisitions



          - To basically disagree in case where the terms and conditions are not advantageous and there is no assessment base by the thirdparty.



          - To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable in comparison with the business strategy.



          6)   Business Transfer/Acceptance



               To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable and extremely unprofitable in comparison with the business strategy.



          7)   Capital Increase by the allocation to the thirdparties



               -    To basically analyze on a case by case basis



          - Provided, however, that to basically approve in case where the companies under the financial difficulties executes as the restructuring of the business.



     (7)  Others



          1)   Appointment of Accountant



               -    To basically approve



               -    To basically disapprove on suspicion of its independency.



          - To scrutinize the subjects in case where the decline of the re-appointment due to the conflict of the audit policy.



          2)   Shareholders' proposal



               To basically analyze on a case by case basis



               The basic judgment criterion is the contribution to the increase of the shareholders' value. However, to basically disapprove in case where to maneuver as a method to resolve the specific social and political problems.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                            INVESCO AUSTRALIA LIMITED



                               PROXY VOTING POLICY



1.   Purpose of this Policy



     INVESCO recognises its fiduciary obligation to act in the best interests of all clients, be they superannuation trustees, institutional clients, unit-holders in managed investment schemes or personal investors. One way INVESCO represents its clients in matters of corporate governance is through the proxy voting process.



     This document sets out INVESCO's policy in relation to proxy voting. It has been approved by the INVESCO Australia Limited Board.



2.   Scope



     This policy applies to all INVESCO portfolios with the following exceptions:



     - "index" or "index like" funds where, due to the nature of the funds, INVESCO will generally abstain from voting;



     - private client or discrete wholesale mandates, where the voting policy has been agreed within the mandate;



     - where investment management of an international fund has been delegated to an overseas AMVESCAP or INVESCO company, proxy voting will rest with that delegated manager.



3.   Policy



     In accordance with industry practices and the IFSA standard on proxy voting, our policy is as follows:



     - INVESCO's overriding principle is that votes will be cast in the best economic interests of investors.



     - INVESCO's intention is to vote on all Australian Company shareholder resolutions however it recognises that in some circumstances it would be inappropriate to vote, or its vote may be immaterial. INVESCO will generally abstain from voting on "routine" company resolutions (eg approval of financial accounts or housekeeping amendments to Articles of Association or Constitution) unless its clients' portfolios in aggregate represent a significant proportion of the shareholdings of the company in question (a significant proportion in this context means 5% or more of the market capitalisation of the company).



     - INVESCO will always vote on the following issues arising in company Annual General Meetings where it has the authority to do so on behalf of clients.



          - contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);



          -    employee and executive share and option schemes;



          -    approval of changes of substantial shareholdings;



          -    mergers or schemes of arrangement; and



          -    approval of major asset sales or purchases.



     - Management agreements or mandates for individually-managed clients will provide direction as to who has responsibility for voting.



     - In the case of existing management agreements which do not contain a provision concerning voting authority or are ambiguous on the subject, INVESCO will not vote until clear instructions have been received from the client.



     - In the case of clients who wish to place special conditions on the delegation of proxy voting powers, INVESCO will endeavour to accommodate those clients' requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.



     - In considering proxy voting issues arising in respect of unit-holders in managed investment schemes, INVESCO will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unit-holders in the scheme as a whole. INVESCO cannot accept instructions from individual unit-holders as to the exercise of proxy voting authority in a particular instance.



     - In order to facilitate its proxy voting process, INVESCO may retain a professional proxy voting service to assist with in-depth proxy research, vote execution, and the necessary record keeping.



4.   Reporting and Disclosure



     A written record will be kept of the voting decision in each case, and of the reasons for each decision (including abstentions).



     INVESCO will disclose on an annual basis, a summary of its proxy voting statistics on its website as required by IFSA standard No. 13 -- Proxy Voting.



5.   Conflicts of Interest



     All INVESCO employees are under an obligation to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of clients.



     INVESCO acknowledges that conflicts of interest do arise and where a conflict of interest is considered material, INVESCO will not vote until a resolution has been agreed upon and implemented.

                              PROXY POLICY APPLIES
                                TO THE FOLLOWING:
                            INVESCO HONG KONG LIMITED



                            INVESCO HONG KONG LIMITED



                               PROXY VOTING POLICY



                                  8 APRIL 2004

TABLE OF CONTENTS



Introduction                                                                   2
1. Guiding Principles                                                          3
2. Proxy Voting Authority                                                      4
3. Key Proxy Voting Issues                                                     7
4. Internal Admistration and Decision-Making Process                          10
5. Client Reporting                                                           12

INTRODUCTION



          This policy sets out Invesco's approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients



          Invesco's proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

1. GUIDING PRINCIPLES



     1.1 Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.



     1.2 The sole objective of Invesco's proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients' investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients' economic interests, or to favour a particular client or other relationship to the detriment of others.



     1.3 Invesco also recognises the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder's role in that process. In particular, it is recognised that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise's Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.



     1.4 The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.



     1.5 Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

2. PROXY VOTING AUTHORITY



     2.1 An important dimension of Invesco's approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.



     2.2 An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest - with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco's role would be both to make voting decisions on clients' behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.



     2.3 In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.



     2.4  INDIVIDUALLY-MANAGED CLIENTS



     2.4.1 As a matter of general policy, Invesco believes that unless a client's mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client's interests alone.



     2.4.2 The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.



     2.4.3 In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.



     2.4.4 While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognised that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.



     2.4.5 In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.



     2.4.6 Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:



          PROXY VOTING AUTHORITY

          Individually-Managed Clients



          Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.



          In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients' requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.



     2.5  POOLED FUND CLIENTS



     2.5.1 The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.



     2.5.2 These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.



     2.5.3 As in the case of individually-managed clients who delegate their proxy voting authority, Invesco's accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager's broader client relationship and reporting responsibilities.



     2.5.4 Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:



          PROXY VOTING AUTHORITY



          Pooled Fund Clients



          In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.



          Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

3. KEY PROXY VOTING ISSUES



     3.1 This section outlines Invesco's intended approach in cases where proxy voting authority is being exercised on clients' behalf.



     3.2 Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.



     3.3 Invesco applies two underlying principles. First, our interpretation of 'material voting issues' is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients' portfolios through investment performance and client service.



     3.4 In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.



     3.5  PORTFOLIO MANAGEMENT ISSUES - ACTIVE EQUITY PORTFOLIOS



     3.5.1 While recognising in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.



     3.5.2 In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco's approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients' portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.



     3.5.3 Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority - either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:



          KEY VOTING ISSUES



          Major Corporate Proposals



          Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.



          - contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);



          -    approval of changes of substantial shareholdings;



          -    mergers or schemes of arrangement; and



          -    approval of major asset sales or purchases.

          As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments, unless balanced by reasonable increase in net worth of the shareholding.



          Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.



          Invesco's approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.



     3.6  ADMINISTRATIVE ISSUES



     3.6.1 In addition to the portfolio management issues outlined above, Invesco's proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients' behalf.



     3.6.2 There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.



     3.6.3 In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channelled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.



     3.6.4 While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.



     3.6.5 These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company - eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a "yes" vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.



     3.6.6 Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients' investments through portfolio management and client service. The policies outlined below have been prepared on this basis.



          KEY PROXY VOTING ISSUES

          Administrative Constraints



          In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients' portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.



          A significant proportion in this context means 5% or more of the market capitalisation of the company.

4. INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS



     4.1 The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:



               ___________
              |  COMPANY  |
              |___________|
                   |
                   |   Notice Paper
                  \|/
                   V
        ________________________________________________________________________________________________
       |              |             |             |             |             |             |           |
       |   Custodian  |  Custodian  |  Custodian  |  Custodian  |  Custodian  |  Custodian  | Custodian | (etc)
       |     No. 1    |    No. 2    |    No. 3    |    No. 4    |    No. 5    |    No. 6    |   No. 7   |
       |________________________________________________________________________________________________|
                           |
    Courier/Fax advice     |             INSTRUCTION OF VOTING
                          \|/
                           V
                  __________________________
                 |    IAL Settlement Team   |<----
                 |__________________________|     |
                                |                 |
                                |   Memo          |
                               \|/                |
                                V                 |
                   _________________________      |
                  |                         |     |     ADVISE DECISION
                  |      Primary Equity     |     |     (RETURN EMAIL)
                  |  Investment Manager for |     |
                  |       relevant market   |     |
                  | ________________________|     |
                                |                 |
                                |   Decision      |
                               \|/                |
                                V                 |
                   _________________________      |
                  |                         |     |
                  |           Vote          |-----
                  |_________________________|



     4.2 As shown by the diagram, a central administrative role is performed by our Settlement Team, located within the Client Administration section. The initial role of the Settlement Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.



     4.3 A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analysing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.



     4.4 Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.



     4.5 The voting decision is then documented and passed back to the Settlement Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Settlement Team logs all proxy voting activities for record keeping or client reporting purposes.



     4.6 A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice.

          This applies particularly during the company Annual General Meeting "season", when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco's ability to influence a custodian's service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.



     4.7 The following policy commitments are implicit in these administrative and decision-making processes:



          INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS



          Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.



          The voting decision will be made by the Primary Investment Manager responsible for the market in question.



          A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.



          Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients' behalf.



          Invesco's ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

5. CLIENT REPORTING



     5.1  Invesco will keep records of its proxy voting activities.



     5.2 Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.



     5.2 The following points summarise Invesco's policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client's mandate):



          CLIENT REPORTING



          Where proxy voting authority is being exercised on a client's behalf, a statistical summary of voting activity will be provided on request as part of the client's regular quarterly report.



          Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                       INVESCO INSTITUTIONAL (N.A.), INC.
                  INVESCO GLOBAL ASSET MANAGEMENT (N.A.), INC.
                     INVESCO SENIOR SECURED MANAGEMENT, INC.


                                 (INVESCO LOGO)


                              PROXY VOTING POLICIES



                                       AND



                                   PROCEDURES



                                                                   April 1, 2006

                                 GENERAL POLICY



INVESCO Institutional (N.A.), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. (collectively, "INVESCO"), each has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.



INVESCO believes that it has a duty to manage clients' assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.



INVESCO reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.



                              PROXY VOTING POLICIES



VOTING OF PROXIES



INVESCO will vote client proxies in accordance with the procedures set forth below unless the client for non-ERISA clients retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) for ERISA clients retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith.



BEST ECONOMIC INTERESTS OF CLIENTS



In voting proxies, INVESCO will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. INVESCO endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.



ISS SERVICES



INVESCO has contracted with Institutional Shareholder Services ("ISS"), an independent third party service provider, to vote INVESCO's clients' proxies according to ISS's proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which INVESCO has proxy voting responsibility. On an annual basis, INVESCO will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and
(ii) can make such recommendations in an impartial manner and in the best economic interest of INVESCO's clients. This may include a review of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.



Custodians forward proxy materials for clients who rely on INVESCO to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If INVESCO receives proxy materials in connection with a client's account where the client has, in writing, communicated to INVESCO that the client, plan fiduciary or other third party has reserved the right to vote proxies, INVESCO will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where INVESCO, or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) INVESCO decides to override the ISS vote recommendation, the Proxy Committee will review the issue and direct ISS how to vote the proxies as described below.



PROXY COMMITTEE



The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The chair of the Proxy Committee shall be chosen by the Chief Compliance Officer of INVESCO. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of INVESCO. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.



Proxy Committee meetings shall be called by the Proxy Manager when override submissions are made and in instances when ISS has recused itself from a vote recommendation. In these situations, the Proxy Committee shall meet and determine how proxies are to be voted in the best interests of clients.



The Proxy Committee periodically reviews new types of corporate governance issues, evaluates proposals not addressed by the ISS proxy voting guidelines in instances when ISS has recused itself, and determines how INVESCO should vote. The Committee monitors adherence to these Procedures, industry trends and reviews the ISS proxy voting guidelines.



ISS RECUSAL



When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Committee will review the issue and, if INVESCO does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where INVESCO has a conflict of interest, INVESCO, in its sole discretion, shall either (a) vote the proxies pursuant to ISS's general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.



OVERRIDE OF ISS RECOMMENDATION



There may be occasions where the INVESCO investment personnel, senior officers or a member of the Proxy Committee seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the ISS voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed conflict of interest issues as discussed below.



PROXY COMMITTEE MEETINGS



When a Proxy Committee Meeting is called, whether because of an ISS recusal or request for override of an ISS recommendation, the Proxy Committee shall review the report of the Chief Compliance Officer as to whether any INVESCO person has reported a conflict of interest.



The Proxy Committee shall review the information provided to it to determine if a real or perceived conflict of interest exists and the minutes of the Proxy Committee shall:



     (1)  describe any real or perceived conflict of interest,

     (2)  discuss any procedure used to address such conflict of interest,



     (3) report any contacts from outside parties (other than routine communications from proxy solicitors), and



     (4) include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.



Based on the above review and determinations, the Proxy Committee will direct ISS how to vote the proxies.



CERTAIN PROXY VOTES MAY NOT BE CAST



In some cases, INVESCO may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. INVESCO typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If INVESCO does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of INVESCO.



PROXY VOTING RECORDS



Clients may obtain information about how INVESCO voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1360 Peachtree Street, N.E., Atlanta, Georgia 30309.



                              CONFLICTS OF INTEREST



PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE



In order to avoid voting proxies in circumstances where INVESCO or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to INVESCO includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Committee shall determine how the proxy is to be voted and instruct the Proxy Manager accordingly in which case the conflict of interest provisions discussed below shall apply.



In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between INVESCO, as the investment manager, and clients.



For each director, officer and employee of INVESCO ("INVESCO person"), the interests of INVESCO's clients must come first, ahead of the interest of INVESCO and any person within the INVESCO organization, which includes INVESCO's affiliates.

Accordingly, each INVESCO person must not put "personal benefit," whether tangible or intangible, before the interests of clients of INVESCO or otherwise take advantage of the relationship to INVESCO's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of INVESCO, as appropriate. It is imperative that each of INVESCO's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of INVESCO's clients.



Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if INVESCO has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An INVESCO person (excluding members of the Proxy Committee) shall not be considered to have a conflict of interest if the INVESCO person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Chief Compliance Officer.



The following are examples of situations where a conflict may exist:



     - Business Relationships -- where INVESCO manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;



     - Personal Relationships -- where a INVESCO person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and



     - Familial Relationships -- where an INVESCO person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).



In the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where clients' funds are invested in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.



It is the responsibility of the Proxy Manager and each member of the Proxy Committee to report any real or potential conflict of interest of which such individual has actual knowledge to the Chief Compliance Officer, who shall present any such information to the Proxy Committee. However, once a particular conflict has been reported to the Chief Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.



In addition, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any INVESCO person who submits an ISS override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.



In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the INVESCO Risk Management Committee. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.



Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any real or perceived conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.



                           ISS PROXY VOTING GUIDELINES



A copy of the most recent ISS US Proxy Voting Guidelines Summary can be found on ISS's website at www.issproxy.com. From this website, click on ISS Governance Services tab, next click on "Policy Gateway", next click on "2008 Policy Information", and then click on "Download 2008 U.S. Proxy Voting Guidelines Summary."

                                                                      APPENDIX A



                        ACKNOWLEDGEMENT AND CERTIFICATION



     I acknowledge that I have read the INVESCO Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the INVESCO Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.




                                        ----------------------------------------
                                        Print Name




-------------------------------------   ----------------------------------------
Date                                    Signature

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                   INVESCO TRIMARK INVESTMENT MANAGEMENT INC.



                                PROXY VOTING



Policy Number: B-6   Effective Date: May 1, 2001   Revision Date: November 6, 2006



PURPOSE AND BACKGROUND



In its trusteeship and management of mutual funds, AIM Trimark acts as fiduciary to the unitholders and must act in their best interests.



APPLICATION



AIM Trimark will make every effort to exercise all voting rights with respect to securities held in the mutual funds that it manages in Canada or to which it provides sub-advisory services, including a Fund registered under and governed by the US Investment Company Act of 1940, as amended (the "US Funds") (collectively, the "Funds"). Proxies for the funds distributed by AIM Trimark Investments and managed by an affiliate or a third party (a "Sub-Advisor") will be voted in accordance with the Sub-Advisor's policy, unless the sub-advisory agreement provides otherwise.



The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund. Portfolio managers must vote proxies in accordance with the Guidelines, as amended from time to time, a copy of which is attached to this policy.



When a proxy is voted against management's recommendation, the portfolio manager will provide to the CIO the reasons in writing for any vote in opposition to management's recommendation.



AIM Trimark may delegate to a third party the responsibility to vote proxies on behalf of all or certain Funds, in accordance with the Guidelines.



RECORDS MANAGEMENT



The Investment Department will endeavour to ensure that all proxies and notices are received from all issuers on a timely basis, and will maintain for all Funds



          -    A record of all proxies received;



          -    a record of votes cast;



          - a copy of the reasons for voting against management; and for the US Funds



          -    the documents mentioned above; and



          - a copy of any document created by AIM Trimark that was material to making a decision how to vote proxies on behalf of a US Fund and that memorializes the basis of that decision.



AIM Trimark has a dedicated Central Proxy Administrator who manages all proxy voting materials. Proxy voting circulars for all companies are received electronically through an external service provider. Circulars for North American companies and ADRs are generally also received in paper format.

Once a circular is received, the Administrator verifies that all shares and Funds affected are correctly listed. The Administrator then gives a copy of the proxy summary to each affected portfolio manager and maintains a tracking list to ensure that all proxies are voted within the prescribed deadlines.



Once voting information has been received from the portfolio managers, voting instructions are sent electronically to the service provider who then forwards the instructions to the appropriate proxy voting agent or transfer agent. The external service provider retains on behalf of AIM Trimark a record of the votes cast and agrees to provide AIM Trimark with a copy of proxy records promptly upon request. The service provider must make all documents available to AIM Trimark for a period of 6 years.



In the event that AIM Trimark ceases to use an external service provider, all documents would be maintained and preserved in an easily accessible place i) for a period of 2 years where AIM Trimark carries on business in Canada and ii) for a period of 3 years thereafter at the same location or at any other location.



REPORTING



The CIO will report on proxy voting to the Fund Boards on an annual basis with respect to all funds managed in Canada or distributed by AIM Trimark Investments and managed by a Sub-Advisor. The CIO will report on proxy voting to the Board of Directors of the US Funds as required from time to time.



In accordance with NI 81-106, proxy voting records for all Canadian mutual funds for years ending June 30th are posted on AIM Trimark's websites. The AIM Trimark Compliance department will review the proxy voting records held by AIM Trimark on an annual basis.

                             AIM TRIMARK INVESTMENTS



                    PROXY VOTING GUIDELINES (APRIL 17, 2006)



PURPOSE



The purpose of this document is to describe AIM Trimark's general guidelines for voting proxies received from companies held in AIM Trimark'sToronto-based funds. Proxy voting for the funds managed on behalf of AIM Trimark on a sub-advised basis (i.e. by other AMVESCAP business units or on a third party basis) are subject to the proxy voting policies & procedures of those other entities. As part of its regular due diligence, AIM Trimark will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.



INTRODUCTION



AIM Trimark has the fiduciary obligation to ensure that the long-term economic best interest of unitholders is the key consideration when voting proxies of portfolio companies.



As a general rule, AIM Trimark shall vote against any actions that would:



          -    reduce the rights or options of shareholders,



          - reduce shareholder influence over the board of directors and management,



          - reduce the alignment of interests between management and shareholders, or



          -    reduce the value of shareholders' investments.



At the same time, since AIM Trimark's Toronto-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the positions of a company's board of directors. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of the company's board of directors.



While AIM Trimark's proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.



These guidelines may be amended from time to time.



CONFLICTS OF INTEREST



When voting proxies, AIM Trimark's portfolio managers assess whether there are material conflicts of interest between AIM Trimark's interests and those of unitholders. A potential conflict of interest situation may include where AIM Trimark or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm AIM Trimark's relationship with the company. In all situations, the portfolio managers will not take AIM Trimark's relationship with the company into account, and will vote the proxies in the best interest of the unitholders. To the extent that a portfolio manager has any conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report to the Chief Investment Officer any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process.

BOARDS OF DIRECTORS



We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company's home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:




          -    Long-term company performance relative to a market index,



          -    Composition of the board and key board committees,



          -    Nominee's attendance at board meetings,



          - Nominee's time commitments as a result of serving on other company boards,



          -    Nominee's investments in the company,



          -    Whether the chairman is also serving as CEO, and



          -    Whether a retired CEO sits on the board.



VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS



Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:



          - Long-term financial performance of the target company relative to its industry,



          -    Management's track record,



          -    Background to the proxy contest,



          -    Qualifications of director nominees (both slates),



          - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and



          -    Stock ownership positions.



MAJORITY THRESHOLD VOTING FOR DIRECTOR ELECTIONS



We will generally vote for proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate and timely response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.



REIMBURSEMENT OF RPROXY SOLICITATION EXPENSES



Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.



SEPARATING CHAIRMAN AND CEO



Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.

While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:



          - Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;



          -    Majority of independent directors;



          -    All-independent key committees;



          -    Committee chairpersons nominated by the independent directors;



          - CEO performance is reviewed annually by a committee of outside directors; and



          -    Established governance guidelines.



MAJORITY OF INDEPENDENT DIRECTORS



While we generally support shareholder proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.



We generally vote for shareholder proposals that request that the board's audit, compensation, and/or nominating committees be composed exclusively of independent directors.



STOCK OWNERSHIP REQUIREMENTS



We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.



We generally vote for proposals that require a certain percentage of a director's compensation to be in the form of common stock.



SIZE OF BOARDS OF DIRECTORS



We believe that the number of directors is important to ensuring the board's effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.



While we will prefer a board of no fewer than 5 and no more than 16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.



CLASSIFIED OR STAGGERED BOARDS



In a classified or staggered board, directors are typically elected in two or more "classes", serving terms greater than one year.



We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.



DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION



We recognize that many individuals may be reluctant to serve as corporate directors if they were to be personally liable for all lawsuits and legal costs. As a result, limitations on directors' liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.



We generally vote for proposals that limit directors' liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the corporation and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.



AUDITORS



A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.



RATIFICATION OF AUDITORS



We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.



We generally vote FOR the reappointment of the company's auditors unless:



          - It is not clear that the auditors will be able to fulfill their function;



          - There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



          - The auditors have a significant professional or personal relationship with the issuer that compromises their independence.



DISCLOSURE OF AUDIT VS. NON-AUDIT FEES



Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.



There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.



COMPENSATION PROGRAMS



Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers and directors and is reasonable on the whole.



While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some of the more common features of these programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):



CASH COMPENSATION AND SEVERANCE PACKAGES



We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



EQUITY BASED PLANS - DILUTION



We will generally vote AGAINST equity-based plans where the total dilution (including all equity-based plans) is excessive.

EMPLOYEE STOCK PURCHASE PLANS



We will generally vote FOR the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.



LOANS TO EMPLOYEES



We will vote AGAINST the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a case-by-case basis.



STOCK OPTION PLANS -- BOARD DISCRETION



We will vote AGAINST stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.



STOCK OPTION PLANS -- INAPPROPRIATE FEATURES



We will generally vote AGAINST plans that have any of the following structural features:



          - ability to re-price "underwater" options without shareholder approval,



          - ability to issue options with an exercise price below the stock's current market price,



          -    ability to issue "reload" options, or



          -    automatic share replenishment ("evergreen") features.



STOCK OPTION PLANS -- DIRECTOR ELIGIBILITY



While we prefer stock ownership by directors, we will support stock option plans for directors as long as the terms and conditions of director options are clearly defined and are reasonable.



STOCK OPTION PLANS - REPRICING



We will vote FOR proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.



STOCK OPTION PLANS - VESTING



We will vote AGAINST stock option plans that are 100% vested when granted.



STOCK OPTION PLANS -- AUTHORIZED ALLOCATIONS



We will generally vote AGAINST stock option plans that authorize allocation of 25% or more of the available options to any one individual.



STOCK OPTION PLANS -- CHANGE IN CONTROL PROVISIONS



We will vote AGAINST stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.



CORPORATE MATTERS



We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers & acquisitions on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

COMMON STOCK AUTHORIZATION



We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.



DUAL CLASS SHARE STRUCTURES



Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.



We will generally vote AGAINST proposals to create or extend dual class share structures where certain stockholders have superior or inferior voting rights to another class of stock.



STOCK SPLITS



We will vote FOR proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



REVERSE STOCK SPLITS



We will vote FOR management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.



SHARE REPURCHASE PROGRAMS



We will vote AGAINST proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.



REINCORPORATION



Reincorporation involves re-establishing the company in a different legal jurisdiction.



We will generally vote FOR proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will not be supported if solely as part of an anti-takeover defense or as a way to limit directors' liability.



MERGERS & ACQUISITIONS



We will vote FOR merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:



          -    will result in financial and operating benefits,



          -    have a fair offer price,



          -    have favourable prospects for the combined companies, and



          - will not have a negative impact on corporate governance or shareholder rights.



SOCIAL RESPONSIBILITY



We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.



We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.

We support efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.



SHAREHOLDER PROPOSALS



Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:



          - the proposal's impact on the company's short-term and long-term share value,



          -    its effect on the company's reputation,



          -    the economic effect of the proposal,



          -    industry and regional norms applicable to the company,



          -    the company's overall corporate governance provisions, and



          -    the reasonableness of the request.



We will generally SUPPORT shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:



          - the company has failed to adequately address these issues with shareholders,



          - there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or



          - the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.



We will generally NOT SUPPORT shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.



ORDINARY BUSINESS PRACTICES



We will generally SUPPORT the board's discretion regarding shareholder proposals that involve ordinary business practices.



PROTECTION OF SHAREHOLDER RIGHTS



We will generally vote FOR shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



BARRIERS TO SHAREHOLDER ACTION



We will generally vote FOR proposals to lower barriers to shareholder action.



SHAREHOLDER RIGHTS PLANS



We will generally vote FOR proposals to subject shareholder rights plans to a shareholder vote.



OTHER



We will vote AGAINST any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



We will vote AGAINST any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).

                                   APPENDIX F

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

          A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


          All information listed below is as of January 31, 2008.


                                    SERIES C


          Name and Address of            Percentage Owned
           Principal Holder                  of Record
--------------------------------------   ----------------
Merrill Lynch Pierce Fenner & Smith(1)        98.97%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484


                                    SERIES M


          Name and Address of            Percentage Owned
           Principal Holder                  of Record
--------------------------------------   ----------------
Merrill Lynch Pierce Fenner & Smith(1)        98.83%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484


(1)  Owned of record.

Management Ownership


          As of January 31, 2008, the trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.

                                   APPENDIX G

                                 MANAGEMENT FEES


          For the periods ended August 31, the management fees payable by each Fund, the amounts waived by Invesco Aim and the net fee paid by each Fund were as follows:


                            2007                                     2006
           --------------------------------------   --------------------------------------
                                           NET                                     NET
            MANAGEMENT    MANAGEMENT   MANAGEMENT    MANAGEMENT    MANAGEMENT   MANAGEMENT
           FEE PAYABLE   FEE WAIVERS    FEE PAID    FEE PAYABLE   FEE WAIVERS    FEE PAID
           -----------   -----------   ----------   -----------   -----------   ----------
Series C     $30,852      ($30,852)        $0         $15,676      ($15,676)        $0
Series M      30,932       (30,932)         0          15,883       (15,883)         0

                                   APPENDIX H
                               PORTFOLIO MANAGERS

PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS


          Invesco Aim's portfolio managers develop investment models which are used in connection with the management of certain AIM Funds as well as other mutual funds for which Invesco Aim or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects the portfolio managers' investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.



The following information is as of August 31, 2007:



                                                               OTHER POOLED
                                      OTHER REGISTERED          INVESTMENT           OTHER ACCOUNTS
                                    MUTUAL FUNDS MANAGED     VEHICLES MANAGED            MANAGED
                         DOLLAR     (ASSETS IN MILLIONS)   (ASSETS IN MILLIONS)   (ASSETS IN MILLIONS)
                        RANGE OF    --------------------   --------------------   --------------------
                      INVESTMENTS    NUMBER                 NUMBER                 NUMBER
                        IN EACH        OF                     OF                     OF
PORTFOLIO MANAGER       FUND(1)     ACCOUNTS   ASSETS(2)   ACCOUNTS   ASSETS(2)   ACCOUNTS   ASSETS(2)
-----------------     -----------   --------   ---------   --------   ---------   --------   ---------
                                               SERIES C

Jennifer L. Gilmore       None          2        $57.8         3       $1,348.6      15       $2,166.4
Brian P. Norris           None          2        $57.8         1       $   13.5      33       $  988.5

                                               SERIES M

Jennifer L. Gilmore       None          2        $57.8         3       $1,348.6      15       $2,166.4
Brian P. Norris           None          2        $57.8         1       $   13.5      33       $  988.5


POTENTIAL CONFLICTS OF INTEREST

          Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:


     - The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. Invesco Aim seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other


----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Assets under management include book value for certain stable value accounts managed by these individuals, and market value for non-stable value accounts.

          accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.


     - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Invesco Aim and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.



     - With respect to securities transactions for the Funds, Invesco Aim determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Invesco Aim or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco Aim may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.



     - Finally, the appearance of a conflict of interest may arise where Invesco Aim has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.



          Invesco Aim and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.



DESCRIPTION OF COMPENSATION STRUCTURE



INVESCO AIM ADVISORS, INC.



          Invesco Aim seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package, and a relocation package if such benefit is applicable. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco Aim evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:



- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, Invesco Aim's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.



- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

     High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically has an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by Invesco Aim and takes into account other subjective factors.



- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.



- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.



INVESCO INSTITUTIONAL (N.A.), INC.



          Invesco Institutional (N.A.), Inc. seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive, as more fully described below, a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package, and a relocation package if such benefit is applicable. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco Institutional (N.A.), Inc. evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:



- BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.



- ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary. Generally, the majority of the bonus is pre-tax performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups. The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.



- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.



INVESCO GLOBAL ASSET MANAGEMENT (N.A.), INC.



          Invesco Global Asset Management (N.A.), Inc. seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive, as more fully described below, a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package, and a relocation package if such benefit is applicable. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco Global Asset Management (N.A.), Inc. evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:



- BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.



- ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary. Generally, the majority of the bonus is pre-tax performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups. The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.



- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.



- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.



INVESCO SENIOR SECURED MANAGEMENT, INC.



          Invesco Senior Secured Management, Inc. seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive, as more fully described below, a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package, and a relocation package if such benefit is applicable. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco Senior Secured Management, Inc. evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:



- BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.



- ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary.



- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.



- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.



INVESCO TRIMARK INVESTMENT MANAGEMENT INC.



          Invesco Trimark Investment Management Inc.'s compensation practices for its Investment team are aimed at retaining and motivating employees in order to maximize investment performance. Accordingly, the compensation packages offered to the portfolio managers are competitive with opportunities in the best managed firms in the investment management industry. Portfolio managers receive a competitive base salary, an incentive bonus opportunity, equity compensation and a benefits package. Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance. Portfolio manager compensation is reviewed and modified each year as appropriate. Each portfolio manager's compensation consists of the following elements:



- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, Invesco Trimark Investment Management Inc.'s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.



- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and qualitative components. Generally, 75% of the bonus is quantitatively determined, based primarily on the 3 and 5-year investment results of the funds for which the portfolio manager has day-to-day responsibility. In instances where a portfolio manager has responsibility for more than one fund, consideration is given to both the overall assets under management as well as the individual fund performances.



     The remaining 25% portion of the bonus is discretionary as determined by Invesco Trimark Investment Management Inc. and takes into account other subjective factors.



- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or may be granted restricted shares of Invesco stock from pools determined by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group term life insurance policy. They also have the opportunity of purchasing optional life insurance for their spouse and dependents.



Portfolio managers also participate in benefit plans and programs available generally to all employees.



INVESCO ASSET MANAGEMENT LIMITED (INVESCO ASSET MANAGEMENT)



          The success of the Invesco Worldwide Fixed Income division of INVESCO Asset Management drives its financial rewards. Compensation is paid in the form of salary and incentive bonus and is designed to be competitive with industry standards. Bonuses are based on a combination of INVESCO Asset Management's profitability, Fixed Income Group profitability, and individual contribution to the investment process and performance. Investment professionals are also eligible for the Invesco Partnership program in which employees can share in the ownership of the firm. Employees who achieve consistent outstanding performance results may receive merit options. INVESCO Asset Management's compensation structure was developed to encourage employees, especially key investment professionals, to remain with the firm. Our compensation structure involves the following key components:



- SALARY AND BONUS. INVESCO Asset Management's compensation policy and practices are aimed at attracting and retaining highly talented employees and rewarding them for excellence in investment performance, client service, and business management. Salary ranges from 50% to 75% and bonus ranges from 25% to 50% of total compensation. The 70% of the bonus, which is quantitatively determined, is based on a 1 year and 3 year performance measurement against the performance of a pre-determined peer group. The compensation packages offered to all employees are benchmarked to be highly competitive with other leading firms in the investment management industry. INVESCO Asset Management's compensation packages have strong links to both the firm's and the individual's performance. Salaries are adjusted periodically based on individual contribution.



          All employees are eligible for bonuses. High performing professionals can receive upper quartile bonuses depending on individual performance and the firm's financial success. For portfolio managers, performance is measured against predetermined client benchmarks.



          Our compensation objective is to attract and retain the best-qualified talent in the investment management industry. INVESCO Asset Management participates in annual compensation surveys, and targets the median to upper quartile of total compensation (depending on performance), to ensure that INVESCO Limited is highly competitive in the market for talent.



          Stock Options and Eligibility. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



INVESCO ASSET MANAGEMENT (JAPAN) LIMITED (INVESCO JAPAN)



          Invesco Japan offers its employees competitive salaries and attractive benefits packages. Remuneration is to a large extent dependent on performance and the generation of ideas, both from the individual and the team.



          Individual fund managers are paid a competitive salary and a bonus measured by business contribution. The bonus is largely based upon the underlying performance of the funds that they manage over a rolling one and three-year period, together with their overall contribution to the success of the team. This contribution is defined in terms of research, teamwork, marketing and revenue. As a rough standard, 70% is reviewed from quantitative measurement such as performance, growth of AUM, and 30% from qualitative measurement, such as contribution to development in investment process.

          Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



          Although we are a large public company, Invesco Japan's management structure is de-centralised to promote an entrepreneurial mindset. Senior professionals have significant responsibility and authority, and we believe that our structure allows each operating group to focus on and maximise local investment opportunities, service clients more effectively, and operate more efficiently. In this environment, stock ownership by management and other employees is an important means of aligning their interests with those of our shareholders. Invesco Japan has implemented various employee benefit plans to promote stock ownership by management and employees.



INVESCO HONG KONG LIMITED (INVESCO HONG KONG)



          Invesco Hong Kong strives to have a compensation policy and practices for portfolio managers to attract and retain highly talented portfolio managers and reward them for excellence in investment performance, client service, and business management. The compensation packages offered to them are benchmarked to be highly competitive with other leading firms in the investment management industry in accordance with their experience and responsbillities and would be reviewed annually.



Portfolio Managers receive a base salary, bonus and a benefit package which available generally to all employees.



- BASE SALARY. The portfoio managers receives a base salary. The level of the base salary is based on the experience and responsibilities.



- ANNUAL BONUS. The portfolio managers are entitled to receive an annual bonus which has quantitative and qualitative components. In principle, 70% weighting is qunatitatively determined while 30% is qualitatively determined. High performing professionals can receive upper quartile bonuses depending on individual performance and the firm's financial success. Specifically, portfolio managers' performance is measured against predetermined client benchmarks.



- EQUITY-BASED COMPENSATION: In addition to salary and bonus, Invesco Hong Kong Limited provides a comprehensive benefit program such as pension scheme, medical and life insurances and share saving plans to all employees including portfolio managers. Invesco Hong Kong Limited believes that employee ownership is one of the key motivating factors contributing to the stability of our organization. In addition, any key employees who achieve consistent outstanding performance results and contributions to the businesss can also be rewarded for merit options.

                                   APPENDIX I

                              BROKERAGE COMMISSIONS

          During the fiscal period ended August 31, 2007, the Funds did not pay any brokerage commissions.

                                   APPENDIX J


                     DIRECTED BROKERAGE (RESEARCH SERVICES)


          During the fiscal period ended August 31, 2007, the Funds did not pay directed brokerage commissions to broker-dealers for research services.


PURCHASE OF SECURITIES OF REGULAR BROKERS OR DEALERS


          During the fiscal period ended August 31, 2007, Series C did not purchase securities issued by any of its" regular" brokers or dealers.

          During the fiscal period ended August 31, 2007, Series M purchased securities issued by the following companies, which are "regular" brokers or dealers of the Fund identified below:

          FUND                    SECURITY               MARKET VALUE
          ----             ---------------------   -----------------------
                                                   (AS OF AUGUST 31, 2007)
CS First Boston Mortgage
    Securities Corp.       Asset Backed Security           $283,026

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits


a(1) - (a) Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(2)



     - (b) Form of Amendment No. 1, [dated May 1, 2008], to Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(6)


b(1) - (a) Amended and Restated Bylaws of Registrant adopted effective September
       14, 2005.(2)

     - (b) Amendment to Amended and Restated Bylaws of Registrant adopted effective August 1, 2006.(3)


     - (c) Amendment No. 2 to Amended and Restated Bylaws of Registrant adopted effective March 23, 2007.(5)



     - (d) Amendment No. 3 to Amended and Restated Bylaws of Registrant adopted effective January 1, 2008.(6)


c    - Articles II, VI, VII,VIII and IX of the Amended and Restated Agreement
       and Declaration of Trust and Articles IV, V and VI of the Amended and Restated Bylaws of the Registrant, as amended, define rights of holders of shares.(1)

d(1) - Master Investment Management Agreement, dated December 30, 2005, between
       Registrant and A I M Advisors, Inc.(3)

 (2) - Master Intergroup Sub-Advisory Contract for Mutual Funds, dated December 30, 2005, between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(3)


 (3) - Form of Master Intergroup Sub-Advisory Contract for Mutual Funds, dated [May 1, 2008] between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland Gmbh, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Investment Management Inc.(6)


e    - Master Distribution Agreement, dated December 30, 2005, between
       Registrant and A I M Distributors, Inc.(3)

f(1) - AIM Funds Retirement Plan for Eligible Directors/Trustees as restated
       January 1, 2005.(4)

 (2) - (a) Form of AIM Funds Director Deferred Compensation Agreement, as amended September 26, 2002.(1)

       (b) Form of supplement to Deferred Compensation Plans, dated January 1, 2005 with Registrant and AIM Funds.(5)

g(1) - (a) Master Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 2000.(1)

     - (b) Amendment, dated May 1, 2000, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(1)

     - (c) Amendment, dated June 29, 2001, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(1)

     - (d) Amendment, dated April 2, 2002, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(1)

     - (e) Amendment, dated September 8, 2004, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(1)

     - (f) Amendment, dated February 8, 2006, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(3)

     - (g) Amendment, dated January 31, 2007, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(5)


 (2) - Foreign Asset Delegation Agreement, dated November 6, 2006, between A I M Advisors, Inc. and Registrant.(6)


h(1) - (a) Amended and Restated Transfer Agency and Service Agreement, dated
       July 1, 2006, between Registrant, AIM Investment Services, Inc. and A I M Advisors, Inc.(3)

     - (b) Amendment No. 1, dated July 1, 2007, to the Amended and Restated Transfer Agency and Service Agreement between Registrant, AIM Investment Services, Inc. and A I M Advisors, Inc.(5)

 (2) - Amended and Restated Master Administrative Services Agreement, dated July 1, 2006,between Registrant and A I M Advisors, Inc.(5)

 (3) - Memorandum of Agreement, dated December 30, 2005, between Registrant and A I M Advisors, Inc. with respect to Series C and Series M.(3)

 (4) - Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and A I M Advisors, Inc. (4)

i    - Legal Opinion - None


j(1) - Consent of Ballard Spahr Andrews & Ingersoll, LLP.(6)



 (2) - Consent of Stradley Ronon Stevens & Young, LLP.(6)



 (3) - Consent of PricewaterhouseCoopers LLP.(6)


k    - Financial Statements for the period ended August 31, 2007 are incorporated by reference to the Funds' annual report to shareholders contained in the Registrant's Form N-CSR filed on November 9, 2007.

l(1) - Initial Capitalization Investment Letter for New Portfolios of AIM Core
       Allocation Portfolio Series.(3)

 (2) - Initial Capitalization Agreement between the Registrant and A I M Advisors, Inc.(2)

m    - None.

n    - None.

o    - Reserved.

p(1) - AIM Funds, A I M Management Group Inc. Code of Ethics, adopted May 1,
       1981, as last amended January 1, 2006, relating to A I M Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(3)

 (2) - INVESCO Institutional (N.A.), Inc. Code of Ethics.(5)


 (3) - Code of Ethics relating to INVESCO Asset Management (Japan) Limited.(6)



 (4) - INVESCO Code of Ethics, dated February 2008, relating to Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc.(7)



 (5) - Invesco Staff Ethics and Personal Share Dealing, dated April 2007, relating to Invesco Hong Kong Limited.(6)



 (6) - INVESCO PLC Code of Conduct, revised July 2006, AIM Trimark Investments Addendum to the AMVESCAP Code of Conduct, revised April 2, 2007, Policy No. D-6 Gifts and Entertainment, revised April 2007, and Policy No. D-7 AIM Trimark Personal Trading Policy, revised March 2007, together the Code of Ethics relating to Invesco Trimark Investment Management Inc.(6)



 (7) - Code of Ethics relating to Invesco Asset Management Deutschland
       GmbH.(6)



 (8) - Code of Ethics relating to Invesco Asset Management Limited.(6)



 (9) - INVESCO PLC Code of Conduct, revised July 2006, relating to Invesco Australia Limited.(6)



q    - Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields,
       Flanagan, Frischling, Mathai-Davis, Pennock, Soll, Stickel, and
       Taylor.(5)


----------
(1) Previously filed with Initial Registration Statement on August 9, 2005 and incorporated by reference herein.

(2) Previously filed with Pre-Effective Amendment No. 1 on December 19, 2005 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 1 on October 13, 2006 and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 2 on December 14, 2006 and incorporated by reference herein.


(5) Previously filed with Post-Effective Amendment No. 3 on December 18, 2007 and incorporated by reference herein.



(6)  Filed herewith.



(7)  To be filed by amendment.


Item 24. Persons Controlled by or Under Common Control with the Fund

     No person is presently controlled by or under common control with the Trust.

Item 25. Indemnification

     Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant's Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust dated September 14, 2005, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant's Bylaws and other applicable law;
     (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

     The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers with limits up to $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

     Section 15 of the Master Investment Management Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the advisor or any of its officers, directors or employees, that the advisor shall not be subject to liability to the Trust or to the funds, or to any shareholder of the funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of the advisor to one fund shall not automatically impart liability on the part of the advisor to any other fund. No series of the Registrant shall be liable for the obligations of any fund.

     Section 6 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the "Sub-Advisory Contract") between AIM and Invesco Institutional (N.A.), Inc. provides that the Sub-advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-advisor of its obligations and duties under the Sub-Advisory Contract.

     Effective May 1, 2008, Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the "Sub-Advisory Contract") between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland Gmbh, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Investment Management Inc. (each a "Sub-Advisor", collectively the "Sub-Advisors") provides that the Sub-Advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-Advisor of its obligations and duties under the Sub-Advisory Contract.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of the Investment Advisor



     The only employment of a substantial nature of the Advisors' directors and officers is with the Advisors and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Investment Management Inc. (each a "Sub-Advisor", collectively the "Sub-Advisors") reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Advisor herein incorporated by reference. Reference is also made to the caption "Fund Management - The Advisors" in the Prospectuses which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27. Principal Underwriters

(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as principal underwriter to the following investment companies:


     AIM Counselor Series Trust
     AIM Equity Funds
     AIM Funds Group
     AIM Growth Series
     AIM International Mutual Funds
     AIM Investment Funds
     AIM Investment Securities Funds
     AIM Sector Funds
     AIM Stock Funds
     AIM Summit Fund
     AIM Tax-Exempt Funds
     AIM Treasurer's Series Trust
     AIM Variable Insurance Funds
     PowerShares Exchange-Traded Fund Trust
     PowerShares Exchange-Traded Fund Trust II
     Short-Term Investments Trust
     Tax-Free Investments Trust



(b) The following table sets forth information with respect to each director, officer or partner of A I M Distributors, Inc.



Name and Principal                    Position and Offices with                     Positions and Offices
Business Address*                            Underwriter                               with Registrant
------------------                    -------------------------                     ---------------------
Philip A. Taylor         Director                                              Trustee, President & Principal
                                                                               Executive Officer
John S. Cooper           President                                             None
William Hoppe, Jr.       Executive Vice President                              None
Karen Dunn Kelley        Executive Vice President                              Vice President
Brian Lee                Executive Vice President                              None
Ben Utt                  Executive Vice President                              None
Patrick R. Bray          Senior Vice President                                 None
Michael A. Bredlau       Senior Vice President                                 None
LuAnn S. Katz            Senior Vice President                                 None
Ivy B. McLemore          Senior Vice President                                 None

Name and Principal                    Position and Offices with                     Positions and Offices
Business Address*                            Underwriter                               with Registrant
------------------                    -------------------------                     ---------------------
Lymann Missimer III      Senior Vice President                                 Assistant Vice President
David J. Nardecchia      Senior Vice President                                 None
Margaret A. Vinson       Senior Vice President                                 None
Gary K. Wendler          Director & Senior Vice President                      None
Scott B. Widder          Senior Vice President                                 None
John M. Zerr             Director, Senior Vice President & Secretary           Senior Vice President,
                                                                               Secretary & Chief Legal Officer
David A. Hartley         Treasurer & Chief Financial Officer                   None
Rebecca Starling-Klatt   Chief Compliance Officer & Assistant Vice President   None
Lance A. Rejsek          Anti-Money Laundering Compliance Officer              Anti-Money Laundering
                                                                               Compliance Officer


----------
*    11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)  Not applicable.

Item 28. Location of Accounts and Records


     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained at the offices of Invesco Institutional (N.A.), Inc., 1360 Peachtree Street, Suite 100, Atlanta, Georgia 30309, and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

     Effective May 1, 2008, records may also be maintained at the offices of



     Invesco Asset Management Deutschland GmbH
     Bleichstrasse 60-62
     Frankfurt, Germany 60313



     Invesco Asset Management Ltd.
     30 Finsbury Square
     London, United Kingdom
     EC2A 1AG



     Invesco Asset Management (Japan) Limited
     25th Floor, Shiroyama Trust Tower
     3-1, Toranoman 4-chome, Minato-Ku
     Tokyo, Japan 105-6025



     Invesco Australia Limited
     333 Collins Street, Level 26
     Melbourne Vic 3000, Australia



     Invesco Global Asset Management (N.A.), Inc.
     One Midtown Plaza
     1360 Peachtree Street, N.E.
     Atlanta, Georgia 30309



     Invesco Hong Kong Limited
     32nd Floor
     Three Pacific Place
     1 Queen's Road East
     Hong Kong



     Invesco Senior Secured Management, Inc.
     1166 Avenue of the Americas
     New York, NY 10036



     Invesco Trimark Invesment Management Inc.
     5140 Yonge Street
     Suite 900
     Toronto, Ontario
     Canada M2N 6X7


Item 29. Management Services

     None.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 15th day of February, 2008.

                                        REGISTRANT: AIM CORE ALLOCATION
                                                    PORTFOLIO SERIES


                                        By: /s/ Philip A. Taylor
                                            ------------------------------------
                                            Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

            SIGNATURES                           TITLE                      DATE
            ----------                           -----                      ----


/s/ Philip A. Taylor                      Trustee & President        February 15, 2008
----------------------------------   (Principal Executive Officer)
(Philip A. Taylor)


/s/ Bob R. Baker*                               Trustee              February 15, 2008
----------------------------------
(Bob R. Baker)


/s/ Frank S. Bayley*                            Trustee              February 15, 2008
----------------------------------
(Frank S. Bayley)


/s/ James T. Bunch*                             Trustee              February 15, 2008
----------------------------------
(James T. Bunch)


/s/ Bruce L. Crockett*                      Chair & Trustee          February 15, 2008
----------------------------------
(Bruce L. Crockett)


/s/ Albert R. Dowden*                           Trustee              February 15, 2008
----------------------------------
(Albert R. Dowden)


/s/ Martin L. Flanagan                          Trustee              February 15, 2008
----------------------------------
(Martin L. Flanagan)


/s/ Jack M. Fields*                             Trustee              February 15, 2008
----------------------------------
(Jack M. Fields)


/s/ Carl Frischling*                            Trustee              February 15, 2008
----------------------------------
(Carl Frischling)


/s/ Prema Mathai-Davis*                         Trustee              February 15, 2008
----------------------------------
(Prema Mathai-Davis)


/s/ Lewis F. Pennock*                           Trustee              February 15, 2008
----------------------------------
(Lewis F. Pennock)


/s/ Larry Soll*                                 Trustee              February 15, 2008
----------------------------------
(Larry Soll)



/s/ Raymond Stickel, Jr.*                       Trustee              February 15, 2008
----------------------------------
(Raymond Stickel, Jr.)


/s/ Sidney M. Dilgren                Vice President & Treasurer      February 15, 2008
----------------------------------     (Principal Financial and
(Sidney M. Dilgren)                       Accounting Officer)


*By /s/ Philip A. Taylor
    ------------------------------
    Philip A. Taylor
    Attorney-in-Fact

*    Philip A. Taylor, pursuant to powers of attorney dated April 23, 2007.

                                      INDEX

Exhibit
Number    Description
-------   -----------
a(1)(b)   Form of Amendment No. 1, [dated May 1, 2008], to Amended and Restated
          Agreement and Declaration of Trust of Registrant dated September 14,
          2005

b(1)(d) Amendment No. 3 to Amended and Restated Bylaws of Registrant adopted effective January 1, 2008

d(3) Form of Master Intergroup Sub-Advisory Contract for Mutual Funds, dated [May 1, 2008] between Invesco Aim Advisors, Inc., on behalf of
          Registrant, and each of Invesco Asset Management Deutschland Gmbh,
          Invesco Asset Management Ltd., Invesco Asset Management (Japan)
          Limited, Invesco Australia Limited, Invesco Global Asset Management
          (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.),
          Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark
          Investment Management Inc.

g(2)      Foreign Asset Delegation Agreement, dated November 6, 2006, between A
          I M Advisors, Inc. and Registrant

j(1)      Consent of Ballard Spahr Andrews & Ingersoll, LLP

j(2)      Consent of Stradley Ronon Stevens & Young, LLP

j(3)      Consent of PricewaterhouseCoopers LLP

p(3)      Code of Ethics relating to INVESCO Asset Management (Japan) Limited

p(5) Invesco Staff Ethics and Personal Share Dealing, dated April 2007, relating to Invesco Hong Kong Limited

p(6)      INVESCO PLC Code of Conduct, revised July 2006, AIM Trimark
          Investments Addendum to the AMVESCAP Code of Conduct, revised April 2,
          2007, Policy No. D-6 Gifts and Entertainment, revised April 2007, and
          Policy No. D-7 AIM Trimark Personal Trading Policy, revised March
          2007, together the Code of Ethics relating to Invesco Trimark
          Investment Management Inc.

p(7)      Code of Ethics relating to Invesco Asset Management Deutschland GmbH

p(8)      Code of Ethics relating to Invesco Asset Management Limited

p(9)      INVESCO PLC Code of Conduct, revised July 2006, relating to Invesco
          Australia Limited